March 31, 2000

Money Market
Portfolios

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

Not FDIC Insured
May Lose Value
No Bank Guarantee

                                                               [GRAPHIC OMITTED]
                                                                       BLACKROCK
                                                                           FUNDS
                                       PURE INVESTMENT STYLE (REGISTRATION MARK)

                                 BLACKROCK FUNDS

                             MONEY MARKET PORTFOLIOS

* Money Market                                * Ohio Municipal Money Market
* U.S. Treasury Money Market                  * Pennsylvania Municipal
* Municipal Money Market                              Money Market
* New Jersey Municipal                        * Virginia Municipal Money
        Money Market                                  Market
* North Carolina Municipal
        Money Market

                               TABLE OF CONTENTS

SHAREHOLDER LETTER ............................................................1
PORTFOLIO SUMMARIES
      Money Market.............................................................3
      U.S. Treasury Money Market...............................................6
      Municipal Money Market...................................................8
      New Jersey Municipal Money Market.......................................14
      North Carolina Municipal Money Market...................................17
      Ohio Municipal Money Market.............................................20
      Pennsylvania Municipal Money Market.....................................23
      Virginia Municipal Money Market.........................................28
PORTFOLIO FINANCIAL STATEMENTS
      Statements of Operations.............................................30-31
      Statements of Changes in Net Assets..................................32-33
      Financial Highlights.................................................34-41
NOTES TO FINANCIAL STATEMENTS..............................................42-49

                                 BLACKROCK FUNDS

March 31, 2000
Dear Shareholder:

      We are pleased to present the Semi-Annual Report for the BlackRock Funds for the six months ending March 31, 2000.

      As the first quarter of the new millennium draws to a close, the economy continues to impress us with its continued strength and resilience -- however we remain concerned about future volatility. Since we last reported to you on Sept 30, 1999 the stock market as measured by the S&P 500 returned 17.51%, the DJIA returned 6.43%, the NASDAQ returned 66.68%, and the Lehman Aggregate Index returned 2.08%.

      What makes this economic strength more notable is that it is taking place under the careful eye of the Federal Reserve which has a strict tightening bias in place. On March 21, 2000 the Fed raised the rate for overnight bank loans another 25 bps to 6% -- the highest rate in 3 years and the fifth straight increase since last June. Historically, rising interest rates tend to discourage the stock market but this didn't happen on March 21. Despite the rise in rates, the DJIA jumped up 227 points and the NASDAQ index rose 101.7!

      This seems to indicate that investors don't believe that small increases in the cost of lending will be enough to stop growth from continuing. Is this positive sentiment well founded?

      It may be. It is clear that the business world is changing and that a major instrument of this change is technology. A key driver in the growth of technology is the Internet. It is still very early in the new economy, but it is clear that major changes are taking place in the way that companies do business, which can have tremendous impact on growth and profitability. One particularly exciting area for investors is the so-called business to business (or B2B) transactions in which the Internet will not only expedite the connections between buyers and sellers but also provide the value- added services that will likely increase the speed, efficiency and cost-effectiveness of these transactions. The Internet can be one of the greatest business productivity tools in history. This is important because as productivity increases, companies can continue to grow without pricing pressure which means inflation can remain in check and the economy can continue to grow.

      While there appears to be plenty of good reason for optimism and excitement, there are also reasons for caution.

      There are several trends in the industry that may indicate that the market is moving up faster and higher than is justified by growth fundamentals alone. For example, many investors are fueling their purchases with borrowed money and margin borrowing is currently at record highs. The investment industry is also paying more than ever before to attract investors. Wall Street advertising increased 95% last year (investment firms paid $1.2 billion to advertise directly to the public last year, three times what they paid for ads 5 years ago). Ten years ago, the average holding period for a NASDAQ stock was 2 years; today its about 5 months.* This may indicate that investors are growing more impatient, which could spell more and greater volatility ahead.

                                BLACKROCK FUNDS

      You don't have to look very hard to see examples of extreme volatility. On March 7, 2000 when the DJIA lost 374 points, market action was precipitated when Procter & Gamble did not make its earnings projections and plunged 31% in one day. This kind of reaction may be extreme but it is certainly not rare. In fact, 9 days later on March 16th, the Dow rebounded and ran up 500 points. The Dow ended the month up 1,126 points up from its low.

      This is a challenging environment for investors because of both the volatility and the continuous media interest in the Internet and the stock market. Never before has the investing public had so much information available to them via television, newspapers, magazines and the Internet. Today investors can tune in televised stock market reports virtually round the clock and are only a keystroke away from market information day or night.

      The danger for investors is that focusing on volatility and news can create a short-term view of investing which is generally not in their best interest. Successful investing is a long term process and while it may be interesting to get your market information as it unfolds, it doesn't have much to do with long-term investing success. In the long run, stocks rise and fall based on their ability to earn money. The ability to generate earnings depends on the strength of a company's business franchise, the skill of its management and other fundamental factors. These factors are all proven long term.

      So, while we are pleased by the unprecedented prosperity we are enjoying, we caution investors to perform a reality check on expectations. Last year four of our funds returned over 100% to shareholders. We are extremely proud of these results but we do not depend on them to continue at the same rate. The challenge for investors is the same in these boom times as it is in lean times: to figure out the mix of assets that make sense for your particular financial situation, decide on a course of action and stay the course -- regardless of short-term volatility.

      BlackRock Funds is proud to be able to offer our shareholders a full range of funds to meet virtually any investment need. We are pleased to announce that later this year we will expand our offerings to include new equity funds concentrating on three potential high growth areas: global science and technology, European markets and Asia Pacific markets.

      Thank you for your continued confidence in BlackRock Funds. We appreciate the opportunity to help you achieve your long-term investment goals.

Sincerely,

/S/KAREN H. SABATH

Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

* Source: Business Week , 4/3 issue

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)         Value
                                  --------        -------    --------------
CERTIFICATES OF DEPOSIT--8.2%
DOMESTIC--6.2%
   Bank of America N.A.
     6.17%**                      04/03/00        $69,700    $   69,700,000
   Bank One N.A.
     6.00%                        05/17/00         50,000        50,000,000
   First Chicago NBD
     6.06%                        08/14/00         25,000        24,995,414
   Key Bank N.A.
     5.71%                        07/12/00         10,000         9,999,598
   Wilmington Trust Co.
     6.05%                        04/14/00         25,000        25,000,000
     5.99%                        05/18/00         15,000        14,999,807
     6.00%                        05/18/00         12,100        12,100,000
     6.11%                        06/19/00         29,000        29,000,000
                                                             --------------
                                                                235,794,819
                                                             --------------
YANKEE DOLLAR--2.0%
   Bank of Montreal Chicago
     5.18%                        05/10/00         24,850        24,848,977
   National Westminster PLC
     5.28%                        04/03/00         50,000        49,999,941
                                                             --------------
                                                                 74,848,918
                                                             --------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $310,643,737)                                          310,643,737
                                                             --------------
COMMERCIAL PAPER--64.2%
AIRCRAFT PARTS & AUXILIARY EQUIPMENT--1.3%
   Textron Financial Corp.
     5.90%                        04/13/00         40,000        39,921,333
     5.92%                        05/02/00         10,000         9,949,022
                                                             --------------
                                                                 49,870,355
                                                             --------------
ASSET BACKED SECURITIES--11.6%
   Emerald Certificates Program
     5.92%                        04/05/00         35,000        34,976,978
     5.92%                        04/07/00         11,000        10,989,147
     5.95%                        04/10/00          7,735         7,723,494
     6.09%                        04/24/00         25,000        24,902,729
   Fairway Finance Corp.
     5.90%                        04/17/00         35,556        35,462,764
     6.10%                        06/13/00         50,000        49,381,528
   Grand Funding Corp.
     5.95%                        05/03/00         50,000        49,735,556
   Moriarty LLC
     5.87%                        04/06/00         20,000        19,983,694
     5.87%                        04/10/00         50,000        49,926,625
     5.90%                        04/25/00         14,400        14,343,360
     5.87%                        04/26/00         25,000        24,898,090
   Preferred Receivables Funding Corp.
     6.09%                        05/22/00         14,000        13,879,215
   Sigma Finance, Inc.
     6.00%                        05/16/00         29,000        28,782,500
   Special Purpose Accounts Receivable
     5.93%                        04/05/00         50,000        49,967,056
     5.97%                        05/15/00         23,000        22,832,177
   Triple A-1 Funding
     5.86%                        04/10/00            600           599,121
                                                             --------------
                                                                438,384,034
                                                             --------------
                                                    Par
                                  Maturity         (000)           Value
                                  --------        -------      ------------
COMMERCIAL PAPER (CONTINUED)
BANKS--4.6%
   AB Spintab
     5.87%                        04/25/00        $99,300    $   98,911,406
   Santander Finance, Inc.
     5.90%                        05/15/00         25,000        24,819,722
   Swedbank
     5.85%                        04/11/00         50,000        49,918,750
                                                             --------------
                                                                173,649,878
                                                             --------------
HOSPITAL & MEDICAL SERVICE PLANS--0.6%
   United Healthcare Corp.
     5.92%                        05/01/00         24,100        23,981,107
                                                             --------------
INSURANCE--0.9%
   Aetna Services, Inc.
     5.90%                        04/03/00         20,000        19,993,444
     5.90%                        04/11/00         15,000        14,975,417
                                                             --------------
                                                                 34,968,861
                                                             --------------
MISCELLANEOUS INDUSTRY & COMMERCIAL
   MACHINERY & EQUIPMENT--3.8%
   Invensys PLC
     5.88%                        04/24/00         49,750        49,563,106
     5.85%                        04/26/00         49,600        49,398,500
     5.93%                        05/09/00         25,000        24,843,514
     5.90%                        05/15/00         22,265        22,104,445
                                                             --------------
                                                                145,909,565
                                                             --------------
MOTOR VEHICLE PARTS & ACCESSORIES--0.8%
   Eaton Corp.
     5.95%                        05/09/00         32,300        32,097,138
                                                             --------------
NATURAL GAS TRANSMISSION & DISTRIBUTION--1.5%
   Consolidated Natural Gas Co.
     5.90%                        04/03/00         14,822        14,817,142
     5.90%                        04/06/00         17,700        17,685,496
   Duke Capital Corp.
     5.87%                        04/13/00         23,000        22,954,997
                                                             --------------
                                                                 55,457,635
                                                             --------------
OIL & GAS--4.3%
   Repsol International Finance BV
     5.92%                        04/17/00         17,000        16,955,271
     5.94%                        04/18/00         11,400        11,368,023
     5.92%                        04/27/00         10,000         9,957,244
     6.00%                        05/09/00          9,493         9,432,878
     6.00%                        05/11/00          9,700         9,635,333
     6.00%                        05/16/00         10,000         9,925,000
     5.98%                        05/17/00         25,000        24,808,972
     6.00%                        05/17/00         56,000        55,570,667
     6.03%                        06/01/00         17,000        16,826,302
                                                             --------------
                                                                164,479,690
                                                             --------------
RETAIL MERCHANDISING--0.5%
   St. Michael Finance Ltd.
     5.90%                        05/09/00         19,170        19,050,613
                                                             --------------
SECURITY BROKERS & DEALERS--10.3%
   Bear Stearns Co., Inc.
     5.89%                        04/24/00         25,000        24,905,924
     5.95%                        05/23/00         25,000        24,785,139
     6.00%                        05/24/00         60,000        59,470,000

See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (CONTINUED)

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)         Value
                                  --------        -------    --------------
COMMERCIAL PAPER (CONTINUED)
SECURITY BROKERS & DEALERS (CONTINUED)
   Donaldson, Lufkin & Jenrette, Inc.
     6.15%                        04/10/00        $39,700    $   39,638,961
     6.15%                        04/11/00         25,000        24,957,292
     6.17%                        04/11/00         30,000        29,948,583
   Morgan Stanley, Dean Witter & Co.
     5.85%                        04/12/00         50,000        49,910,625
     5.93%                        05/18/00         50,000        49,612,903
     5.95%                        06/05/00         65,000        64,301,701
   Salomon Smith Barney Holdings, Inc.
     6.00%                        06/06/00         25,000        24,725,000
                                                             --------------
                                                                392,256,128
                                                             --------------
SHORT TERM BUSINESS CREDIT INSTITUTIONS--15.7%
   Associates First Capital BV
     5.91%                        05/08/00         20,000        19,878,517
     5.93%                        05/26/00         75,000        74,320,521
     5.94%                        06/01/00         50,000        49,496,750
   Finova Capital Corp.
     5.90%                        04/03/00         20,000        19,993,444
     5.95%                        05/11/00         14,900        14,801,494
     6.00%                        05/30/00         50,000        49,508,333
     6.00%                        06/01/00         24,000        23,756,000
     6.00%                        06/02/00         25,000        24,741,667
   General Electric Capital International
     Funding, Inc.
     5.89%                        04/21/00         30,000        29,901,833
     6.01%                        06/12/00         50,000        49,399,000
   Heller Financial, Inc.
     5.90%                        04/13/00         35,000        34,931,167
     5.92%                        04/19/00         40,000        39,881,600
     5.92%                        04/20/00         30,000        29,906,267
     6.00%                        05/04/00         35,000        34,807,500
   Sears Acceptance Corp.
     5.90%                        04/20/00         35,000        34,891,014
     6.00%                        05/16/00         30,000        29,775,000
     6.00%                        05/17/00         40,000        39,693,333
                                                             --------------
                                                                599,683,440
                                                             --------------
TELECOMMUNICATIONS--8.3%
   British Telecommunication
     5.89%                        05/04/00         26,345        26,202,759
     5.90%                        05/08/00        100,000        99,393,611
   GTE Corp.
     5.90%                        04/05/00         25,000        24,983,611
   MCI Worldcom, Inc.
     5.92%                        04/17/00         27,100        27,028,697
     5.92%                        04/18/00         60,000        59,832,267
     5.92%                        04/19/00         47,000        46,860,880
     5.92%                        04/20/00         13,000        12,959,382
     5.92%                        04/26/00         20,000        19,917,778
                                                             --------------
                                                                317,178,985
                                                             --------------
TOTAL COMMERCIAL PAPER
   (Cost $2,446,967,429)                                      2,446,967,429
                                                             --------------
TIME DEPOSITS--2.1%
   Skandinaviska Enskilda Banken
     6.38%
   (Cost $80,000,000)             04/03/00         80,000        80,000,000
                                                             --------------
GUARANTEED INVESTMENT CONTRACT--1.6%
   Peoples Security Life
     6.08%
   (Cost $60,000,000)             04/03/00         60,000        60,000,000
                                                             --------------
                                                    Par
                                  Maturity         (000)         Value
                                  --------        -------    --------------
MEDIUM TERM NOTES--4.2%
SECURITY BROKERS & DEALERS--4.2%
   Goldman Sachs Group, Inc.
     6.00%                        04/12/00        $25,000    $   25,000,000
     6.09%                        05/08/00         75,000        75,000,000
     6.10%                        05/10/00         59,200        59,200,000
                                                             --------------
TOTAL MEDIUM TERM NOTES
   (Cost $159,200,000)                                          159,200,000
                                                             --------------
VARIABLE RATE OBLIGATIONS--19.8%
AIRCRAFT PARTS & AUXILIARY EQUIPMENT--1.2%
   Textron Financial Corp.
     6.10%**                      05/02/00         44,600        44,600,000
                                                             --------------
ASSET BACKED SECURITIES--4.6%
   Main Place Real Estate Investment
     Trust
     6.21%**                      04/25/00         10,000        10,003,890
   SMM Trust
     6.02%**                      04/13/00         80,000        80,000,000
     6.15%**                      04/13/00         20,000        20,000,000
     6.11%**                      05/26/00         64,850        64,850,000
                                                             --------------
                                                                174,853,890
                                                             --------------
BANKS--10.2%
   American Express Centurion Bank
     6.17%**                      04/03/00         28,650        28,650,000
   Bankers Trust Co.
     6.01%**                      04/10/00         25,000        24,999,248
   Bayerische Hypo-Und Vereinsbank
     5.91%**                      04/14/00         75,000        74,998,402
     5.91%**                      04/17/00         75,000        74,992,826
   Bayerische Landesbank Girozentrale
     6.05%**                      04/28/00         49,700        49,677,865
   Key Bank N.A.
     6.05%**                      06/14/00         40,000        39,995,223
   U.S. Bancorp
     6.19%**                      04/27/00         14,400        14,400,911
   Westdeutsche Landesbank New York
     6.05%**                      04/25/00         29,500        29,486,907
   Westpac Banking Corp.
     5.97%**                      04/04/00         50,000        49,985,986
                                                             --------------
                                                                387,187,368
                                                             --------------
CREDIT INSTITUTIONS--3.0%
   American Honda Finance Corp.
     6.08%**                      05/04/00         19,700        19,696,582
     6.07%**                      05/08/00         10,000         9,995,998
     6.08%**                      05/17/00         25,000        24,992,459
     6.06%**                      05/24/00         10,000         9,999,719
   Block Financial Corp.
     6.10%**                      04/27/00         25,000        24,889,861
   General Motors Acceptance Corp.
     6.00%**                      04/20/00         25,000        24,995,526
                                                             --------------
                                                                114,570,145
                                                             --------------
FINANCE SERVICES--0.7%
   7 World Trade Center, Inc.
     6.27%**                      06/01/00         25,000        25,000,000
                                                             --------------
SHORT TERM BUSINESS CREDIT INSTITUTIONS--0.2%
   Caterpillar Financial Services Corp.
     6.08%**                      04/10/00          9,500         9,501,726
                                                             --------------
TOTAL VARIABLE RATE OBLIGATIONS
   (Cost $755,713,129)                                          755,713,129
                                                             --------------

See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (CONCLUDED)

AS OF MARCH 31, 2000 (UNAUDITED)                  Shares        Value
                                                 -------    --------------
SHORT TERM INVESTMENTS--0.1%
   Paine Webber Liquid Institutional
     Reserves Money Market Fund
   (Cost $4,333,247)                            4,333,247    $    4,333,247
                                                             --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $3,816,857,542*)                          100.2%     3,816,857,542

LIABILITIES IN EXCESS
   OF OTHER ASSETS                                  (0.2%)       (7,280,840)
                                                  -------    --------------
NETASSETS  (Equivalent to $1.00
   per share based on  2,328,726,304
   Institutional shares,  758,408,922
   Service  shares,  177,261,469
   Hilliard  Lyons  shares, 530,739,743
   Investor A shares, 6,422,662
   Investor B shares and 8,079,062
   Investor C shares outstanding)                  100.0%    $3,809,576,702
                                                  =======    ==============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE, HILLIARD
   LYONS, INVESTOR A, INVESTOR B
   AND INVESTOR C SHARE
   ($3,809,576,702 (DIVIDE) 3,809,638,162)                            $1.00
                                                                      =====
---------------------
*  Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 2000.

See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                      U.S. TREASURY MONEY MARKET PORTFOLIO

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)          Value
                                  --------        -------     ------------
U.S. TREASURY OBLIGATIONS--34.9%
   U.S. Treasury Bills
     5.98%                        04/20/00        $26,000     $ 25,917,902
     5.70%                        04/27/00         93,135       92,752,073
     5.30%                        06/08/00         20,000       19,799,778
     5.33%                        07/20/00         20,000       19,674,278
   U.S. Treasury Notes
     5.50%                        04/15/00          5,000        5,000,956
     6.75%                        04/30/00         51,000       51,064,136
     6.38%                        05/15/00         10,000       10,016,902
     5.50%                        05/31/00          7,500        7,503,526
     6.25%                        05/31/00         10,000       10,017,305
     5.88%                        06/30/00          5,000        5,005,985
     5.38%                        07/31/00          7,000        6,983,457
     6.00%                        08/15/00         43,000       42,993,186
     6.25%                        08/31/00         20,000       20,055,865
     4.50%                        09/30/00          5,000        4,975,034
     4.00%                        10/31/00          5,000        4,941,506
                                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $326,701,889)                                         326,701,889
                                                              ------------
REPURCHASE AGREEMENTS--65.1%
   ABN Ambro Securities
     6.20%                        04/03/00         40,900       40,900,000
     (Agreement dated 03/31/00 to be
     repurchased at $40,921,132.
     Collateralized by $41,857,000 U.S.
     Treasury Strips 0.00% due 04/20/00.
     The value of the collateral is
     $41,718,872.)
   Barclay Investments
     5.90%                        06/06/00         25,000       25,000,000
     (Agreement dated 03/07/00 to be
     repurchased at $25,368,750.
     Collateralized by $24,480,000 U.S.
     Treasury Notes 8.50% due 11/15/00.
     The value of the collateral is
     $25,580,633.)
   C.S. First Boston Corp.
     5.80%                        05/01/00         20,000       20,000,000
     (Agreement dated 01/31/00 to be
     repurchased at $20,290,000.
     Collateralized by $20,198,000 U.S.
     Treasury Notes 6.25% due 10/31/01.
     The value of the collateral is
     $21,100,640.)
   C.S. First Boston Corp.
     5.82%                        05/10/00         25,000       25,000,000
     (Agreement dated 02/10/00 to be
     repurchased at $25,359,708.
     Collateralized by $20,100,000 U.S.
     Treasury Bonds 8.875% due 08/15/17.
     The value of the collateral is
     $26,178,490.)
   Deutsche Bank Securties, Inc.
     5.89%                        05/15/00         20,000       20,000,000
     (Agreement dated 03/15/00 to be
     repurchased at $20,196,333.
     Collateralized by $20,739,000 U.S.
     Treasury Strips 0.00% due 07/13/00.
     The value of the collateral is
     $20,400,125.)
                                                    Par
                                  Maturity         (000)          Value
                                  --------        -------     ------------
   REPURCHASE AGREEMENTS (CONTINUED)
   Goldman Sachs & Co.
     6.12%                        04/03/00        $42,000     $ 42,000,000
     (Agreement dated 03/31/00 to be
     repurchased at $42,021,420.
     Collateralized by $40,431,000 U.S.
     Treasury Bonds 6.25% due 05/15/30. The
     value of the collateral is
     $42,840,754.)
   Greenwich Capital Markets
     6.05%                        04/03/00        150,000      150,000,000
     (Agreement dated 03/31/00 to be
     repurchased at $150,075,625.
     Collateralized by $316,554,000 U.S.
     Treasury Strips 0.00% due 02/15/06
     to 05/15/16. The value of the collateral
     is $153,000,072.)
   J.P. Morgan Securities
     6.15%                        04/03/00         42,000       42,000,000
     (Agreement dated 03/31/00 to be
     repurchased at $42,021,525.
     Collateralized by $5,954,000 U.S.
     Treasury Bonds 13.25% due 05/14/14
     and $33,970,000 U.S. Treasury Strips
     0.00% due 04/20/00. The value of the
     collateral is $42,840,452.)
   Lehman Brothers
     5.71%                        04/12/00         25,000       25,000,000
     (Agreement dated 01/12/00 to be
     repurchased at $25,356,875.
     Collateralized by $25,000,000 U.S.
     Treasury Strips 0.00% due 05/15/08.
     The value of the collateral is
     $25,501,659.)
   Lehman Brothers
     5.77%                        04/26/00         25,000       25,000,000
     (Agreement dated 01/26/00 to be
     repurchased at $25,360,625.
     Collateralized by $25,000,000 U.S.
     Treasury Strips 0.00% due 05/15/08.
     The value of the collateral is
     $25,501,659.)
   Morgan Stanley & Co.
     6.32%                        04/03/00        150,000      150,000,000
     (Agreement dated 03/31/00 to be
     repurchased at $150,078,938.
     Collateralized by $154,615,000 U.S.
     Treasury Strips 0.00% due 06/01/00.
     The value of the collateral is
     $153,195,016.)
   Salomon Brothers
     5.79%                        05/04/00         25,000       25,000,000
     (Agreement dated 02/04/00 to be
     repurchased at $25,349,813.
     Collateralized by $19,830,000 U.S.
     Treasury Bonds 8.875% due 02/15/19.
     The value of the collateral is
     $26,105,698.)
   Warburg, Dillon, Reed
     5.83%                        05/02/00         20,000       20,000,000
     (Agreement dated 02/01/00 to be                          ------------
     repurchased at $20,291,500.
     Collateralized by $20,000,000 U.S.
     Treasury Bonds 3.875% due 04/15/29.
     The value of the collateral is
     $20,401,355.)

TOTAL REPURCHASE AGREEMENTS
   (Cost $609,900,000)                                         609,900,000
                                                              ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                U.S. TREASURY MONEY MARKET PORTFOLIO (CONCLUDED)


AS OF MARCH 31, 2000 (UNAUDITED)                                  Value
                                                              -------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $936,601,889*)                             100.0%     $936,601,889

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                    0.0%           80,316
                                                  -------     ------------
NET ASSETS (Equivalent to $1.00
  per share  based on  358,555,977
  Institutional shares, 531,227,326
  Service shares and 46,930,700
  Investor A shares outstanding)                   100.0%     $936,682,205
                                                  =======     ============
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE PER
  INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($936,682,205 (DIVIDE) 936,714,003)                                 $1.00
                                                                      =====
----------------------
 * Aggregate cost for Federal tax purposes.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                        MUNICIPAL MONEY MARKET PORTFOLIO

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)          Value
                                  --------        -------     -------------
MUNICIPAL BONDS--99.9%
ALABAMA--3.3%
   Columbia Board Pollution Control
     Refunding IDRB (Alabama Power Co.
     Project) Series 1995E DN
     4.00%**                      04/03/00        $ 6,600     $  6,600,000
   Huntsville Health Care Authority RB
     Series 1998A DN
     3.80%**                      04/07/00         10,000       10,000,000
   Montgomery Special Care Facilities
     Financing Authority RB
     Series 1985A DN
     3.95%**                      04/07/00          1,900        1,900,000
                                                              ------------
                                                                18,500,000
                                                              ------------
ALASKA--0.5%
   Anchorage GO Series 2000 TAN
     4.75%                        02/02/01          3,000        3,015,695
                                                              ------------
ARIZONA--1.3%
   Coconino County Pollution Control
     Corp. RB (Arizona Public Service
     Project) Series 1999 DN
     3.95%**                      04/07/00          5,000        5,000,000
   Phoenix Airport RB Series 1995A MB
     5.55%                        07/01/00          2,185        2,195,316
                                                              ------------
                                                                 7,195,316
                                                              ------------
ARKANSAS--0.2%
   Arkansas Development Authority Single
     Family Mortgage RB Series 2000D MB
     4.30%                        03/01/01          1,000        1,000,000
                                                              ------------
CALIFORNIA--3.8%
   Alameda-Contra Costa School
     Financing Authority Certificates
     Partners RB (Capital Improvements
     Financing Project) Series 1997A DN
     3.30%**                      04/07/00          7,400        7,400,000
   California Higher Education Student
     Loan Authority, Inc. Loan RB
     Series 1992D-2 MB
     3.50%                        04/01/00          2,000        2,000,000
   California RB Series 2000 DN
     3.36%**                      04/07/00          7,495        7,495,000
   St. Lucie PCRB Series 2000 MB
     4.05%                        08/10/00          5,000        5,000,000
                                                              ------------
                                                                21,895,000
                                                              ------------
COLORADO--0.9%
   Douglas County School District
     Regional 1 Douglas & Elbert
     Counties RB Series 1999 TAN
     4.50%                        06/30/00          1,500        1,503,220
   Smith Creek Metropolitan District RB
     Series 1995 DN
     3.95%**                      04/07/00          3,800        3,800,000
                                                              ------------
                                                                 5,303,220
                                                              ------------
DELAWARE--1.2%
   Delaware Economic Development
     Authority RB (Normaco Income
     Project) Series 1984 DN
     4.05%**                      04/07/00          6,600        6,600,000
                                                              ------------



                                                    Par
                                  Maturity         (000)          Value
                                  --------        -------     ------------

MUNICIPAL BONDS (CONTINUED)
FLORIDA--0.8%
   Capital Projects Finance Authority RB
     (Florida Hospital Association -
     Capital Loan Program Project)
     Series 1998A DN
     3.90%**                      04/07/00        $ 2,500     $  2,500,000
   Greater Orlando Airport Authority GO
     Series 2000 TECP
     3.80%                        05/17/00          2,000        2,000,000
                                                              ------------
                                                                 4,500,000
                                                              ------------
GEORGIA--1.1%
   Georgia GO Series 1993E BAN
     4.38%                        07/01/00          3,000        3,002,711
   Georgia GO Series 1998C MB
     5.75%                        09/01/00          3,065        3,085,389
   McDuffie County RB Series 2000 MB
     4.75%                        06/14/00            100          100,000
                                                              ------------
                                                                 6,188,100
                                                              ------------
HAWAII--1.2%
   Hawaii Department of Budget and
     Finance RB Series 2000 MB
     4.20%                        07/11/00          7,000        7,000,000
                                                              ------------
ILLINOIS--6.5%
   Illinois Development Finance Authority
     IDRB (Royal Continental Box Co.
     Project) Series 1995A DN
     4.00%**                      04/07/00            700          700,000
   Illinois Development Finance Authority
     IDRB (Webster-Wayne Shopping
     Center Project) Series 1985 DN
     3.96%**                      04/07/00          5,920        5,920,000
   Illinois Development Finance Authority
     PCRB (Illinois Power Co. Project)
     Series 1993 MB
     4.05%                        08/17/00          4,000        4,000,000
   Illinois Development Finance Authority
     RB (Jewish Federation Projects)
     Series 1999 DN
     3.90%**                      04/07/00          4,410        4,410,000
   Illinois Educational Facilities Authority
     RB (National Louis University Project)
     Series 1999A DN
     3.96%**                      04/07/00          2,000        2,000,000
   Illinois Health Facilities Authority RB
     (Evanston Hospital Corp. Project)
     Series 1990A MB
     3.55%                        07/31/00          9,500        9,500,000
   Illinois Health Facilities Authority
     Revolving Fund Pooled Financing
     Program RB (The University of
     Chicago Project) Series 1994 MB
     4.15%                        04/17/00          4,800        4,800,000
   Roselle Village IDRB (Abrasive-Form,
     Inc. Project) Series 1995 DN
     4.38%**                      04/07/00          1,700        1,700,000
   Village of Schiller Park IDRB (Victor
     Products Corp. Project)
     Series 1995 DN
     4.38%**                      04/07/00            300          300,000

See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)         Value
                                  --------        -------     -----------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
   Winnebago County RB (Mill Project)
     Series 1996 DN
     4.02%**                      04/07/00        $ 3,840     $  3,840,000
                                                              ------------
                                                                37,170,000
                                                              ------------
INDIANA--1.0%
   Crawfordsville Industrial Economic
     Development RB (Pedcor
     Investments-Shady Knoll Apartments
     Project) Series 1993 DN
     4.00%**                      04/07/00          3,330        3,330,000
   Monroe County IDRB (Griner
     Engineering, Inc. Project)
     Series 1997 DN
     4.10%**                      04/07/00          2,140        2,140,000
                                                              ------------
                                                                 5,470,000
                                                              ------------
IOWA--3.8%
   Iowa Financial Authority Economic
     Development RB (Easter Seal
     Society Project) Series 1999 DN
     4.05%**                      04/07/00          3,200        3,200,000
   Iowa Financial Authority Hospital
     Facility RB (Iowa Health System
     Project) Series 1998B DN
     3.90%**                      04/07/00          3,800        3,800,000
   Iowa Financial Authority Hospital
     Facility RB Series 1998B DN
     3.90%**                      04/07/00         14,800       14,800,000
                                                              ------------
                                                                21,800,000
                                                              ------------
KANSAS--1.1%
   Shawnee Private Activity RB (Simmons
     County Project) Series 1996 DN
     4.05%**                      04/07/00          3,700        3,700,000
   Wyandotte County GO Series 2000 BAN
     4.30%                        02/01/01          2,337        2,336,500
                                                              ------------
                                                                 6,036,500
                                                              ------------
KENTUCKY--1.2%
   Jeffersontown Lease Program RB
     Series 2000 DN
     3.90%**                      04/07/00          2,000        2,000,000
   Meade County IDRB (Liters Quarry,
     Inc. Project) Series 1999 DN
     4.10%**                      04/07/00          3,000        3,000,000
   Pulaski County Solid Waste Disposal
     RB (National Rural Utilities for East
     Kentucky Power Project)
     Series 1993B MB
     4.05%                        08/15/00          2,000        2,000,000
                                                              ------------
                                                                 7,000,000
                                                              ------------
LOUISIANA--5.2%
   Plaquemines Port Harbor GO
     Series 2000 TECP
     3.65%                        04/06/00          6,000        6,000,000
     3.65%                        04/10/00          2,000        2,000,000
     3.75%                        05/11/00         21,600       21,600,000
                                                              ------------
                                                                29,600,000
                                                              ------------



                                                    Par
                                  Maturity         (000)          Value
                                  --------        -------     ------------

MUNICIPAL BONDS (CONTINUED)
MARYLAND--12.0%
   Anne Arundel County RB (Mountain
     Ridge Apartments Project)
     Series 1996 DN
     3.90%**                      04/07/00        $ 6,135     $  6,135,000
   Anne Arundel County GO
     Series 2000 TECP
     3.70%                        05/11/00          5,000        5,000,000
   Baltimore County RB (Saint James
     Academy Facilities Project)
     Series 1999 DN
     3.85%**                      04/07/00          4,500        4,500,000
   Baltimore County RB (Shade Tree
     Trace Project) Series 1996 DN
     3.90%**                      04/07/00          6,340        6,340,000
   Baltimore IDRB (Capital Acquisition
     Project) Series 1986 DN
     3.85%**                      04/07/00          9,200        9,200,000
   Community Development
     Administration Multifamily
     Development RB (Avalon Ridge
     Apartments Project) Series 1997 DN
     3.75%**                      04/07/00          5,000        5,000,000
   Maryland Finance Authority IDRB
     (Baltimore International Culinary
     Project) Series 1994 DN
     4.05%**                      04/07/00          3,525        3,525,000
   Maryland Finance IDRB (Brass Mill
     Road LP Facility Project)
     Series 1995 DN
     3.90%**                      04/07/00          2,790        2,790,000
   Maryland Finance IDRB (Patapsco
     Associates LP Facility Project)
     Series 1995 DN
     3.90%**                      04/07/00          1,910        1,910,000
   Maryland Health and Higher Education
     Facilities Authority RB (Catholic
     Health Project) Series 1997B DN
     3.95%**                      04/07/00          5,400        5,400,000
   Maryland Stadium Authority Sports
     Facilities RB Series 1999 DN
     3.95%**                      04/07/00         12,500       12,499,889
   University of Maryland RB (University
     Revenue Revolving Equipment
     Loan Project) Series 1996B DN
     3.80%**                      04/07/00          6,200        6,200,000
                                                              ------------
                                                                68,499,889
                                                              ------------
MASSACHUSETTS--2.2%
   Massachusetts Municipal Wholesale
     RB Series 2000 MB
     4.05%                        08/10/00          3,000        3,000,000
   Massachusetts Housing Finance
     Agency Multi-Family Development
     RB (Princeton Crossing Project)
     Series 1996A DN
     4.00%**                      04/07/00          6,800        6,800,000
   Massachusetts Water Resource
     Authority RB Series 2000B DN
     3.80%**                      04/07/00          2,900        2,900,000
                                                              ------------
                                                                12,700,000
                                                              ------------

See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)         Value
                                  --------        -------     -----------
MUNICIPAL BONDS (CONTINUED)
MICHIGAN--3.4%
   Benton Harbor Area School District
     RB Series 1999 MB
     4.00%                        08/31/00        $ 1,000     $  1,001,203
   Detroit Sewer Disposal RB
     Series 1998A DN
     3.90%**                      04/07/00         11,000       11,000,000
   Lakeview School District RB
     Series 1999 MB
     4.00%                        08/22/00          1,200        1,201,131
   Michigan Hospital Financial Authority
     RB (Oakwood Hospital Project)
     Series 1985B MB
     7.20%                        08/01/00          5,000        5,149,579
   Pinckney Community Schools RB
     Series 1999 MB
     4.25%                        06/30/00          1,000        1,000,715
                                                              ------------
                                                                19,352,628
                                                              ------------
MINNESOTA--2.7%
   Minneapolis GO (Convention Center
     Project) Series 1999 DN
     3.75%**                      04/07/00          6,200        6,200,000
   Minneapolis GO Series 1996 DN
     3.75%**                      04/07/00          9,000        9,000,000
                                                              ------------
                                                                15,200,000
                                                              ------------
MISSOURI--0.3%
   Kansas City Hospital IDRB
     Series 1985 DN
     4.10%**                      04/03/00          1,500        1,500,000
                                                              ------------
NEVADA--0.3%
   Clark County Economic Development
     RB (Lutheran Secondary School
     Association Project) Series 2000 DN
     3.85%**                      04/07/00          1,600        1,600,000
                                                              ------------
NEW HAMPSHIRE--0.4%
   New Hampshire Health and Education
     Facilities Authority RB (Tilton School
     Project) Series 1999 DN
     4.00%**                      04/07/00          2,500        2,500,000
                                                              ------------
NEW JERSEY--0.3%
   New Jersey Economic Development
     Authority RB (Ocean Spray
     Cranberries, Inc. Project)
     Series 1987 MB
     3.70%                        07/01/00          1,000        1,000,000
   New Jersey Housing and Mortgage
     Finance Agency RB Series 1999 MB
     3.75%                        09/14/00            970          970,000
                                                              ------------
                                                                 1,970,000
                                                              ------------
NEW MEXICO--0.4%
   New Mexico GO Series 1999 TRAN
     4.50%                        06/30/00          2,000        2,003,128
                                                              ------------
NEW YORK--1.7%
   Long Island Power Authority Electrical
     Systems RB Series 1999 DN
     3.65%**                      04/07/00            200          200,000
   Long Island Power Authority Electrical
     Systems Subordinated RB
     Series 1998-2 DN
     3.65%**                      04/07/00          2,300        2,300,000



                                                    Par
                                  Maturity         (000)          Value
                                  --------        -------     ------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
   New York Energy Research &
     Development Authority Pollution
     Control Refunding RB (Orange &
     Rockland Utilities, Inc. Project)
     Series 1994A DN
     3.55%**                      04/07/00        $ 4,100     $  4,100,000
   New York GO Series 2000B MB
     4.05%                        08/09/00          2,000        2,000,000
   New York Local Government Assistance
     Corp. RB Series 1993A DN
     3.60%**                      04/07/00            700          700,000
   New York Local Government Assistance
     Corp. RB Series 1995E DN
     3.60%**                      04/07/00            100          100,000
                                                              ------------
                                                                 9,400,000
                                                              ------------
NORTH CAROLINA--4.4%
   Mecklenburg County GO
     Series 1996B DN
     3.90%**                      04/07/00            700          700,000
   Mecklenburg County GO
     Series 1998C DN
     3.85%**                      04/07/00          1,100        1,100,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Otto Industries, Inc.
     Project) Series 1988 DN
     4.10%**                      04/07/00          1,900        1,900,000
   North Carolina Educational Facilities
     Finance Agency RB (Duke University
     Project) Series 1987A DN
     3.85%**                      04/07/00            300          300,000
   North Carolina Educational Facilities
     Finance Agency RB (The Bowman
     Gray School of Medicine Project)
     Series 1990 DN
     3.75%**                      04/07/00          1,700        1,700,000
   North Carolina Medical Care
     Commission Hospital RB (Duke
     University Hospital Project)
     Series 1985C DN
     3.85%**                      04/07/00          6,000        6,000,000
   North Carolina Medical Care
     Commission Health Care Facility
     RB (Lutheran Services for the
     Aging Project) Series 1998 DN
     3.95%**                      04/07/00            400          400,000
   North Carolina Medical Care
     Commission Hospital RB (Lincoln
     Health System Project)
     Series 1996A DN
     4.00%**                      04/07/00          5,100        5,100,000
   North Carolina Medical Care
     Commission Hospital RB (Lutheran
     Retirement Project) Series 1999 DN
     4.00%**                      04/07/00          1,400        1,400,000
   North Carolina Medical Care
     Commission Hospital RB (Pooled
     Equipment Financing Project)
     Series 1985 DN
     3.85%**                      04/07/00            600          600,000

See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)         Value
                                  --------        -------     ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Rockingham County Industrial
     Facilities and Pollution Control
     Finance Authority RB (Medibeg, Inc.
     Project) Series 1997 DN
     4.00%**                      04/07/00        $ 2,900     $  2,900,000
   Washington County Industrial Facilities
     Pollution Control Financing Authority
     RB (Mackeys Ferry Sawmill, Inc.
     Project) Series 1997 DN
     4.00%**                      04/07/00          2,900        2,900,000
                                                              ------------
                                                                25,000,000
                                                              ------------
NORTH DAKOTA--0.8%
   Fargo IDRB (Owen Industries, Inc.
     Project) Series 1997 DN
     4.25%**                      04/07/00            900          900,000
   Mercer County Solid Waste Disposal
     RB (National Rural Utilities Project)
     Series 1995A MB
     4.10%                        09/01/00          2,800        2,800,000
   North Dakota Housing Finance Agency
     RB (Home Mortgage Project)
     Series 1999C MB
     3.20%                        04/01/00          1,000        1,000,000
                                                              ------------
                                                                 4,700,000
                                                              ------------
OHIO--7.1%
   Allen GO Series 1999 BAN
     3.35%                        04/13/00          2,000        2,000,095
   Clinton County Hospital RB (Ohio
     Hospital Capital, Inc. Pooled
     Financing Project) Series 1998 DN
     4.00%**                      04/07/00          5,700        5,700,000
   East Palestine School District GO
     Series 1999 BAN
     4.10%                        11/09/00          1,500        1,501,916
   Franklin County Hospital Refunding RB
     (U.S. Health Corp. of Columbus
     Project) Series 1996A DN
     3.90%**                      04/07/00            745          745,000
   Goshen School District GO
     Series 2000 BAN
     4.71%                        10/11/00          1,000        1,002,611
   Hamilton County Hospital Facilities RB
     (Beechwood Home Project)
     Series 1997 DN
     4.00%**                      04/07/00          1,000        1,000,000
   Harrison County Economic
     Development RB (Carriage Inn of
     Cadiz Project) Series 1996 DN
     3.98%**                      04/07/00          1,575        1,575,000
   Hilliard School District GO
     Series 2000 BAN
     4.59%                        05/25/00          2,000        2,002,039
   Lima School District GO
     Series 2000 BAN
     4.55%                        07/26/00          1,566        1,568,296
   Mansfield School District GO
     Series 1999 MB
     4.40%                        07/18/00          1,000        1,001,296
   Mansfield School District GO
     Series 2000 BAN
     4.55%                        07/18/00          1,800        1,802,610



                                                    Par
                                  Maturity         (000)          Value
                                  --------        -------     ------------

   MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Marion County GO Series 2000 BAN
     4.50%                        11/16/00        $ 1,000     $  1,001,819
   Middleburg Heights Hospital
     Improvement RB (Southwest
     General Health Center Project)
     Series 1997 DN
     3.95%**                      04/07/00          4,800        4,800,000
   Ohio Water Authority Solid Waste
     Disposal RB (American Steel & Wire
     Corp. Project) Series 1995 DN
     4.15%**                      04/07/00            300          300,000
   Ohio Water Development Authority
     PCRB (Cleveland Electric Co. Project)
     Series 1997B DN
     3.95%**                      04/07/00          2,800        2,800,000
   Toledo GO Series 1999 BAN
     4.20%                        05/18/00          1,438        1,438,349
   Toledo-Lucas County Port Authority
     Cultural Facilities RB (Toledo
     Museum of Art Project)
     Series 1999 DN
     3.90%**                      04/07/00          4,200        4,200,000
   Union Township GO Series 2000 BAN
     4.86%                        04/10/01          1,000        1,004,870
   Warren County Health Care Facilities
     RB (Otterbein Homes Project)
     Series 1998B DN
     3.90%**                      04/07/00          5,500        5,500,000
                                                              ------------
                                                                40,943,901
                                                              ------------
OKLAHOMA--0.3%
   Muskogee Industrial Trust PCRB
     (Oklahoma Gas and Electric Co.
     Project) Series 1995A DN
     3.95%**                      04/07/00          1,500        1,500,000
                                                              ------------
OREGON--0.4%
   Oregon Housing and Community
     Services Department Mortgage RB
     (Single Family Mortgage Project)
     Series 1999K MB
     3.58%                        08/17/00          2,000        2,000,000
                                                              ------------
PENNSYLVANIA--6.9%
   Luzerne County Convention Center
     Authority Hotel Room Rent Tax RB
     Series 1998A DN
     3.90%**                      04/07/00          5,000        5,000,000
   Pennsylvania Higher Educational
     Facilities Authority College and
     University RB (Pennsylvania
     College of Optometry Project)
     Series 1996 DN
     3.90%**                      04/07/00          2,845        2,845,000
   Pennsylvania Higher Educational
     Facilities Authority RB (The
     University of Pennsylvania Health
     Services Project) Series 1994B DN
     3.90%**                      04/07/00          5,100        5,100,000
   Pennsylvania Higher Educational
     Facilities Authority RB (The
     University of Pennsylvania Health
     Services Project) Series 1996C DN
     3.90%**                      04/07/00         19,895       19,895,000

   See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)         Value
                                  --------        -------     ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Higher Educational
     Facilities Authority RB (The University
     of Pennsylvania Health Services
     Project) Series 1998B DN
     3.90%**                      04/07/00        $ 4,700     $  4,700,000
   York County General Authority Pooled
     Financing RB Series 1996 DN
     3.95%**                      04/07/00          1,500        1,500,000
                                                              ------------
                                                                39,040,000
                                                              ------------
SOUTH CAROLINA--4.5%
   Chesterfield County IDRB (Culp, Inc.
     Project) Series 1996 DN
     4.05%**                      04/07/00          2,000        2,000,000
   Piedmont Municipal Power Agency RB
     Series 1996D DN
     3.85%**                      04/07/00         13,100       13,100,000
   Piedmont Municipal Power Agency RB
     Series 1997B DN
     3.90%**                      04/07/00          8,250        8,250,000
   South Carolina Economic Development
     Authority RB (Catholic Diocese
     Project) Series 1998 DN
     4.05%**                      04/07/00          2,300        2,300,000
                                                              ------------
                                                                25,650,000
                                                              ------------
TENNESSEE--5.4%
   Cleveland IDRB (YMCA of Metropolitan
     Chattanooga Project)
     Series 1999 DN
     3.95%**                      04/07/00          6,500        6,500,000
   Montgomery County Public Building
     Authority Pooled Financing RB
     (Montgomery County Loan Project)
     Series 1995 DN
     4.00%**                      04/07/00          7,995        7,995,000
   Montgomery County Public Building
     Authority Pooled Financing RB
     (Tennessee County Loan Pool
     Project) Series 1995 DN
     4.00%**                      04/07/00         13,664       13,664,000
   Nashville and Davidson County IDRB
     Series 1989 DN
     3.95%**                      04/07/00          2,805        2,805,000
                                                              ------------
                                                                30,964,000
                                                              ------------
TEXAS--6.4%
   Austin Apartment Systems RB
     Series 2000J DN
     4.10%**                      04/07/00          2,000        2,000,000
   Comal County IDRB (Simpson Co.
     Project) Series 1996 DN
     4.15%**                      04/07/00          2,400        2,400,000
   Harris County Toll Road Unlimited Tax
     and Subordinate Lien RB
     Series 1994F DN
     3.90%**                      04/07/00          2,000        2,000,000



                                                    Par
                                  Maturity         (000)          Value
                                  --------        -------     ------------

MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
   Katy School District GO
     Series 1998B MB
     4.20%                        02/15/01        $ 4,000     $  4,001,290
   Texas GO Series 1999A TRAN
     4.50%                        08/31/00         26,000       26,064,771
                                                              ------------
                                                                36,466,061
                                                              ------------
UTAH--1.7%
   Salt Lake City RB (Pooled Hospital
     Financing Progam)
     Series 1990B DN
     3.90%**                      04/07/00          4,500        4,500,000
   Salt Lake City RB (Pooled Hospital
     Financing Program)
     Series 1998A-55 DN
     3.90%**                      04/07/00          4,900        4,900,000
                                                              ------------
                                                                 9,400,000
                                                              ------------
VIRGINIA--2.5%
   Fairfax County IDRB (Inova Health
     Systems Project) Series 2000 DN
     3.75%**                      04/07/00          3,300        3,300,000
   Hanover County IDA Residential Care
     Facility RB (Covenent Woods Project)
     Series 1999 DN
     4.00%**                      04/07/00          2,200        2,200,000
   Metropolitan Washington D.C. Airport
     Authority GO Series 2000 TECP
     3.90%                        07/28/00          9,000        9,000,000
                                                              ------------
                                                                14,500,000
                                                              ------------
WASHINGTON--0.4%
   Port Seattle RB Series 1995A MB
     6.00%                        02/01/01          1,000        1,014,581
   Yakima County Public Corp. RB
     (Jeld-Wen Income Project)
     Series 1988 DN
     3.96%**                      04/07/00          1,340        1,340,000
                                                              ------------
                                                                 2,354,581
                                                              ------------
WISCONSIN--2.3%
   Amery IDRB (Plastech Corp. Project)
     Series 1997 DN
     4.35%**                      04/07/00          2,000        2,000,000
   Wisconsin Housing and Economic
     Development Authority Home
     Ownership RB Series 1999 MB
     3.55%                        08/15/00          1,500        1,500,000
   Wisconsin Housing and Economic
     Development Authority Single Family
     Housing RB Series 1999 MB
     4.06%                        04/07/00          9,345        9,345,000
                                                              ------------
                                                                12,845,000
                                                              ------------

See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                  MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)


AS OF MARCH 31, 2000 (UNAUDITED)                                 Value
                                                              ------------

TOTAL INVESTMENTS IN SECURITIES
   (Cost $568,363,019*)                      99.9%            $568,363,019

OTHER ASSETS IN EXCESS
   OF LIABILITIES                             0.1%                 616,343
                                            ------            ------------
NET ASSETS  (Equivalent  to $1.00
   per share  based on  328,885,838
   Institutional shares,  133,672,878
   Service shares,  101,201,132
   Hilliard Lyons shares and
   5,247,070 Investor A shares
   outstanding)                             100.0%            $568,979,362
                                            ======            ============
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE,
   HILLIARD LYONS AND
   INVESTOR A SHARE
   ($568,979,362 (DIVIDE) 569,006,918)                               $1.00
                                                                     =====

-----------------
*   Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 2000, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                   NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)         Value
                                  --------        -------     ------------
MUNICIPAL BONDS--99.5%
NEW JERSEY--98.1%
   Atlantic City Board of Education GO
     Series 1999 MB
     4.00%                        05/01/00        $   375     $    375,118
   Bergen County GO Series 1997 MB
     4.50%                        07/15/00            400          400,791
   Burlington City GO Series 1999 BAN
     4.25%                        10/17/00          2,390        2,395,251
   Camden County Improvement Authority
     RB (Jewish Community Center
     Project) Series 1995 DN
     3.85%**                      04/07/00            675          675,000
   Carteret Board of Education GO
     Series 2000 MB
     4.20%                        01/15/01            135          135,000
   Cranford Township GO
     Series 2000 BAN
     4.35%                        03/16/01          2,000        2,002,742
   East Amwell Township GO
     Series 1999 BAN
     4.30%                        10/28/00          2,521        2,527,456
   East Orange GO Series 1992 BAN
     5.65%                        08/01/00            100          100,439
   East Rutherford GO Series 1998 BAN
     4.20%                        01/15/01            115          115,000
   Edison Township Board of Education
     GO Series 2000 BAN
     5.50%                        01/01/01            260          262,646
   Essex County Public Improvement
     Authority RB (County Asset Sale
     Project) Series 1995 DN
     3.70%**                      04/07/00            765          765,000
   Gloucester County Industrial Pollution
     Control Financing Authority
     Refunding RB (Mobil Oil Refining Co.
     Project) Series 1993 DN
     3.30%**                      04/07/00          2,810        2,810,000
   Hammonton School District GO
     Series 2000 BAN
     4.40%                        02/02/01          2,000        2,002,893
   Jefferson Township GO
     Series 2000 BAN
     5.30%                        02/01/01            125          126,214
   Jersey City Development RB (Dixon
     Mill Project) Series 1992 MB
     6.10%                        05/01/00          5,000        5,009,448
   Jersey City GO Series 2000 BAN
     4.75%                        01/12/01          5,000        5,022,511
   Jersey City GO Series 2000A BAN
     5.60%                        03/01/01            750          759,309
   Jersey City Municipal Utilities Authority
     Project Notes Series 1999 MB
     4.38%                        07/28/00          2,000        2,002,942
   Kinnelon GO Series 1999 BAN
     4.30%                        12/08/00            802          803,583
   Mantua Township School District GO
     Series 2000 BAN
     5.70%                        03/01/01            500          506,884
   Mercer County Improvement Authority
     RB (Atlantic Financial and Johnson
     Project) Series 1998 DN
     3.67%**                      04/07/00          3,000        3,000,000
   Middlesex County GO Series 2000 BAN
     5.25%                        01/15/01            880          887,743



                                                    Par
                                  Maturity         (000)          Value
                                  --------        -------     ------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   Middlesex County Utilities Authority RB
     (Solid Waste System Review Project)
     Series 1991 MB
     6.00%                        12/01/00        $   150     $    151,739
   New Jersey Economic Development
     Authority Multi-Mode IDRB (V and
     S Amboy Galvanizing LLC Project)
     Series 1999 DN
     4.15%**                      04/07/00          3,600        3,600,000
   New Jersey Economic Development
     Authority PCRB (Public Service
     Electric and Gas Co. Project)
     Series 1995A DN
     3.35%**                      04/07/00          1,900        1,900,000
   New Jersey Economic Development
     Authority PCRB (Public Service
     Electric and Gas Co. Project)
     Series 1996 DN
     3.60%**                      04/07/00            400          400,000
   New Jersey Economic Development
     Authority RB (Airis Newark LLC
     Project) Series 1998 DN
     3.90%**                      04/07/00          3,300        3,300,000
   New Jersey Economic Development
     Authority RB (Bethany Baptist
     Church Project) Series 1998 DN
     3.75%**                      04/07/00            795          795,000
   New Jersey Economic Development
     Authority RB (Chambers Cogen
     Project) Series 1991 DN
     3.60%**                      04/07/00          3,700        3,700,000
   New Jersey Economic Development
     Authority RB (Facile Holdings, Inc.
     Project) Series 1998 DN
     3.80%**                      04/07/00          4,732        4,732,000
   New Jersey Economic Development
     Authority RB (Far Sighted Investment
     LLC Project) Series 1998A DN
     3.95%**                      04/07/00          1,180        1,180,000
   New Jersey Economic Development
     Authority RB (Hamilton Industrial
     Development Project)
     Series 1998 DN
     3.85%**                      04/07/00          2,000        2,000,000
   New Jersey Economic Development
     Authority RB (Jersey Juice, Inc.
     Project) Series 1997 DN
     3.85%**                      04/07/00          3,200        3,200,000
   New Jersey Economic Development
     Authority RB (J. James Realty Co.
     Project) Series 1998 DN
     3.95%**                      04/07/00            550          550,000
   New Jersey Economic Development
     Authority RB (Kenwood USA Corp.
     Project) Series 1985 DN
     3.80%**                      04/07/00          2,800        2,800,000
   New Jersey Economic Development
     Authority RB (Keystone Project)
     Series 1992 MB
     3.75%                        06/16/00          4,000        4,000,000
   New Jersey Economic Development
     Authority RB (Local Housing Project)
     Series 1992D-1 DN
     3.90%**                      04/07/00            990          990,000

See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)         Value
                                  --------        -------     ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Economic Development
     Authority RB (Nandan Co. Project)
     Series 1995 DN
     4.00%**                      04/07/00        $ 1,865     $  1,865,000
   New Jersey Economic Development
     Authority RB (Newark Fibers, Inc.
     Project) Series 1998 DN
     4.00%**                      04/07/00          3,000        3,000,000
   New Jersey Economic Development
     Authority RB (Ninette Group LP
     Project) Series 1998 DN
     3.95%**                      04/07/00            900          900,000
   New Jersey Economic Development
     Authority RB (Ocean Spray
     Cranberries, Inc. Project)
     Series 1987 MB
     3.70%                        07/01/00          1,500        1,500,000
   New Jersey Economic Development
     Authority RB (Pennington
     Montessori School Project)
     Series 1998 DN
     3.95%**                      04/07/00          1,370        1,370,000
   New Jersey Economic Development
     Authority RB (St. James Prep. and
     Social Service Project)
     Series 1998 DN
     3.75%**                      04/07/00          1,000        1,000,000
   New Jersey Economic Development
     Authority RB (Thermal Energy LP
     Project) Series 1995 DN
     3.60%**                      04/07/00          6,000        6,000,000
   New Jersey Economic Development
     Authority RB (Venice Maid Foods
     Project) Series 1997 DN
     4.00%**                      04/07/00          1,000        1,000,000
   New Jersey Economic Development
     Authority RB (Wechsler Coffee Corp.
     Project) Series 1998 DN
     3.85%**                      04/07/00          1,370        1,370,000
   New Jersey Economic Development
     Authority RB (Wood Hollow
     Associates Project) Series 1997 DN
     3.90%**                      04/07/00          2,325        2,325,000
   New Jersey Educational Authority RB
     (Beldar Business Form Manufacturing
     Project) Series 1999 DN
     3.95%**                      04/07/00          1,185        1,185,000
   New Jersey Health Care Facilities
     Financing Authority RB
     Series 1996 MB
     4.75%                        07/01/00            500          500,251
   New Jersey Health Care Facilities RB
     (Hospital Capital Asset Financing
     Project) Series 1985C DN
     3.70%**                      04/07/00          5,000        5,000,000
   New Jersey Health Care Facilities RB
     Series 1985D DN
     3.70%**                      04/07/00          6,000        6,000,000
   New Jersey Housing and Mortgage
     Finance Agency RB Series 1996 DN
     3.71%**                      04/07/00          9,005        9,005,000
   New Jersey Housing and Mortgage
     Finance Agency RB Series 1999 MB
     3.75%                        09/14/00            970          970,000



                                                    Par
                                  Maturity         (000)          Value
                                  --------        -------     ------------

MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   New Jersey Housing and Mortgage
     Finance Agency Tax-Exempt Eagle
     Trust Certificates Series 1997A DN
     3.96%**                      04/07/00        $ 3,750     $  3,750,000
   New Jersey State Educational Facilities
     Authority RB (College of New Jersey
     Project) Series 1999A DN
     3.75%**                      04/07/00          2,000        2,000,000
   New Jersey State GO
     Series 1992D BAN
     5.25%                        02/15/01            350          353,356
   New Jersey State GO
     Series 1999 BAN
     3.40%                        04/03/00          1,300        1,299,936
   New Jersey State GO
     Series 2000 TECP
     3.75%                        04/11/00          5,000        5,000,000
     3.80%                        05/04/00          4,000        4,000,000
     3.90%                        05/10/00          3,000        3,000,000
     3.80%                        06/07/00          2,000        2,000,000
     3.70%                        06/08/00          2,000        2,000,000
     4.00%                        06/12/00          7,000        7,000,000
   New Jersey Transit Trust Fund RB
     Series 1994A MB
     5.20%                        12/15/00            200          201,639
   New Jersey Turnpike Authority RB
     Series 1991D DN
     3.40%**                      04/07/00          1,500        1,500,000
   Newark GO Series 1997 BAN
     5.30%                        09/01/00          1,320        1,327,805
   Paterson Public School District RB
     Series 1999 BAN
     3.80%                        11/01/00            480          480,000
   Peapack Gladstone GO
     Series 1999 BAN
     3.50%                        05/12/00          2,215        2,215,792
     4.30%                        12/08/00          2,000        2,003,947
   Riverdale Boro GO Series 1999 BAN
     3.50%                        05/12/00          2,300        2,300,749
   Salem County Pollution Control
     Financing Authority PCRB (Atlantic
     City Electric Co. Project)
     Series 1997B DN
     3.75%**                      04/07/00          1,000        1,000,000
   Salem County Pollution Control
     Financing Authority PCRB (E.I.
     DuPont de Nemours & Project)
     Series 1982A DN
     4.10%**                      04/07/00          9,600        9,600,000
   Salem County Pollution Control
     Financing Authority PCRB (Public
     Service Electric and Gas Co.
     Project) Series 1997 DN
     3.70%**                      04/07/00          1,400        1,400,000
   Springfield Township GO
     Series 1999 MB
     4.35%                        07/14/00          3,500        3,502,940
   Union Township GO Series 1999 BAN
     3.75%                        04/08/00          1,100        1,100,102
   Vernon Township School District GO
     Series 1999 BAN
     5.25%                        12/01/00            600          605,636
   West Caldwell Township GO
     Series 1999 BAN
     3.94%                        09/12/00          2,204        2,206,015


See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
             NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)         Value
                                  --------        -------     ------------
MUNICIPAL BONDS (CONTINUED)
NEW JERSEY (CONTINUED)
   West Orange Board of Education
     Certificates of Participation
     Series 1999 MB
     3.85%                        10/01/00        $   385     $    385,000
   Wildwood Crest GO Series 1999 BAN
     3.45%                        05/25/00          2,000        2,000,513
                                                              ------------
                                                               171,208,390
                                                              ------------
PUERTO RICO--1.4%
   Puerto Rico GO Series 2000 TECP
     3.60%                        07/10/00          2,000        2,000,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Ana G. Mendez Foundation Project)
     Series 1985 DN
     3.55%**                      04/07/00            450          450,000
                                                              ------------
                                                                 2,450,000
                                                              ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $173,658,390*)                             99.5%      173,658,390

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                    0.5%          905,179
                                                   ------     ------------
NET ASSETS  (Equivalent  to $1.00
   per  share  based on  84,944,765
   Institutional shares, 59,056,583
   Service shares and 30,577,074
   Investor A shares outstanding)                  100.0%     $174,563,569
                                                   ======     ============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($174,563,569 (DIVIDE) 174,578,422)                               $1.00
                                                                     =====

-----------
*   Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 2000, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                 NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)         Value
                                  --------        -------     ------------
MUNICIPAL BONDS--100.6%
NORTH CAROLINA--100.4%
   Buncombe County GO
     Series 1993 MB
     5.00%                        03/01/01        $ 1,000     $  1,006,750
   Buncombe County GO
     Series 1997 DN
     4.05%**                      04/07/00          5,605        5,605,000
   Buncombe County Industrial Facilities
     and Pollution Control Financing
     Authority RB (Lustar Dyeing, Inc.
     Project) Series 1998 DN
     4.10%**                      04/07/00            255          255,000
   Cabarrus County Development Corp.
     Installment Payment RB (North
     Carolina Installment Financing
     Contract Project) Series 1999 MB
     4.60%                        06/01/00            950          951,922
   Charlotte Airport Refunding RB
     Series 1993A DN
     3.80%**                      04/07/00          4,000        4,000,000
   Charlotte Certificates of Participation
     (Equipment Acquisition Project)
     Series 2000 MB
     5.00%                        03/01/01          1,400        1,410,140
   Charlotte-Mecklenburg Hospital
     Authority RB (Health Care System
     Project) Series 1996B DN
     3.85%**                      04/07/00          2,480        2,480,000
   Charlotte Public Improvement GO
     Series 1990A MB
     6.90%                        10/01/00          1,100        1,137,366
   Cumberland County Finance Corp.
     Installment Payment Detention
     Center and Mental Health RB
     Series 1999 MB
     3.65%                        06/01/00            820          820,000
   Cumberland County GO
     Series 2000 MB
     5.50%                        03/01/01          1,100        1,113,754
   Durham Public Improvement GO
     Series 2000A MB
     5.25%                        03/01/01            750          757,643
   Fayetteville GO Series 1990 MB
     6.60%                        06/01/00          1,000        1,024,676
   Forsyth County GO
     Series 1991 MB
     6.10%                        03/01/01            250          256,519
   Gaston County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Gold Medal Homes Project)
     Series 1996 DN
     3.95%**                      04/07/00          1,890        1,890,000
   Gates County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Coxe-Lewis Corp. Project)
     Series 1999 DN
     4.05%**                      04/07/00          1,980        1,980,000
   Green County Industrial  Facilities and
     Pollution Control Financing Authority
     IDRB (Federal Paper Board Co., Inc.
     Project) Series 1989 DN
     4.00%**                      04/07/00          1,100        1,100,000



                                                    Par
                                  Maturity         (000)          Value
                                  --------        -------     ------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Green County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Snow Hill Tape Corp. Project)
     Series 1995 DN
     4.00%**                      04/07/00        $   900     $    900,000
   Greensboro GO Series 1992 MB
     4.90%                        02/01/01            200          201,260
   Guilford County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (U.S. Label Corp. Project)
     Series 1995 DN
     4.00%**                      04/07/00          1,800        1,800,000
   Iredell County Industrial Facilities and
     Pollution Control Financing Authority
     RB (B and B Fabricators Project)
     Series 1999 DN
     4.10%**                      04/07/00          2,500        2,500,000
   Lee County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Var-Arden Corp. Project)
     Series 1999 DN
     4.05%**                      04/07/00          1,700        1,700,000
   Mecklenburg County GO
     Series 1991 MB
     6.10%                        04/01/00          1,840        1,840,000
   Mecklenburg County GO
     Series 1992 MB
     5.60%                        03/01/01          1,255        1,271,945
   Mecklenburg County GO
     Series 1996B DN
     3.90%**                      04/07/00          1,100        1,100,000
   Mecklenburg County GO
     Series 1998C DN
     3.85%**                      04/07/00          2,985        2,985,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Griffith Micro Science
     Project) Series 1995 DN
     3.95%**                      04/07/00          1,500        1,500,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Otto Industries, Inc.
     Project) Series 1988 DN
     4.10%**                      04/07/00            890          890,000
   Mecklenburg County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Piedmont Plastics
     Project) Series 1997 DN
     4.10%**                      04/07/00          4,320        4,320,000
   Mecklenburg County Public
     Improvement GO Series 1994 MB
     5.40%                        04/01/00          1,000        1,000,000
   Mecklenburg County Public
     Improvement GO Series 2000 MB
     5.00%                        02/01/01          2,000        2,017,321
   Mecklenburg County Public
     Improvement GO Series 2000C DN
     3.85%**                      04/07/00          2,000        2,000,000
   New Hanover County Industrial
     Facilities IDRB (Interroll Corp.
     Project) Series 1989 DN
     4.10%**                      04/07/00            795          795,000

See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)         Value
                                  --------        -------     ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   North Carolina Agricultural Finance
     Authority Agricultural Development
     RB (Harvey Fertilizer and Gas Co.
     Project) Series 1995 DN
     4.00%**                      04/07/00        $ 1,540     $  1,540,000
   North Carolina Eastern Municipal
     Power Agency Power System RB
     Series 1995A MB
     4.65%                        01/01/01          1,000        1,003,468
   North Carolina Eastern Municipal
     Power Agency Power System RB
     Series 1999A MB
     3.80%                        10/05/00          4,000        4,000,000
   North Carolina Educational Facilities
     Finance Agency RB (Duke University
     Project) Series 1987A DN
     3.85%**                      04/07/00          4,700        4,700,000
   North Carolina Educational Facilities
     Finance Agency RB (Duke University
     Project) Series 1991B DN
     3.85%**                      04/07/00          1,795        1,795,000
   North Carolina Educational Facilities
     Finance Agency RB (The Bowman
     Gray School of Medicine Project)
     Series 1990 DN
     3.75%**                      04/07/00          2,425        2,425,000
   North Carolina Medical Care
     Commission Health Care Facility RB
     (Lutheran Services for the Aging
     Project) Series 1998 DN
     3.95%**                      04/07/00            500          500,000
   North Carolina Medical Care
     Commission Hospital RB (Angel
     Medical Center, Inc. Project)
     Series 1997 DN
     3.85%**                      04/07/00            900          900,000
   North Carolina Medical Care
     Commission Hospital RB (Duke
     University Hospital Project)
     Series 1985B DN
     3.85%**                      04/07/00          4,000        4,000,000
   North Carolina Medical Care
     Commission Hospital RB (Duke
     University Hospital Project)
     Series 1985C DN
     3.85%**                      04/07/00          3,200        3,200,000
   North Carolina Medical Care
     Commission Hospital RB (Lutheran
     Retirement Project) Series 1999 DN
     4.00%**                      04/07/00          1,500        1,500,000
   North Carolina Medical Care
     Commission Hospital RB (Moses H.
     Cone Memorial Hospital Project)
     Series 1993 DN
     3.95%**                      04/07/00          3,000        3,000,000
   North Carolina Medical Care
     Commission Hospital RB (Pooled
     Equipment Financing Project)
     Series 1985 DN
     3.85%**                      04/07/00          1,650        1,650,000



                                                    Par
                                  Maturity         (000)          Value
                                  --------        -------     ------------

MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   North Carolina Medical Care
     Commission Hospital RB (Pooled
     Equipment Financing Project)
     Series 1991A DN
     4.00%**                      04/03/00        $ 1,400     $  1,400,000
   North Carolina Medical Care
     Commission Hospital RB
     (Presbyterian Hospital Project)
     Series 1990 MB
     7.38%                        10/01/00          2,000        2,074,037
   North Carolina State GO
     Series 1997A MB
     5.10%                        03/01/01          2,000        2,018,616
   Person County Industrial Facilities and
     Pollution Control Financing Authority
     Solid Waste Disposal RB (Carolina
     Power and Light Co. Project)
     Series 1986 DN
     4.15%**                      04/03/00          1,300        1,300,000
   Pitt County Certificates of Participation
     Series 1991 MB
     6.90%                        04/01/00          1,150        1,173,000
   Randolph County Industrial Facilities
     and Pollution Control Finance
     Authority RB (Jowat Corp. Project)
     Series 1999 DN
     4.00%**                      04/07/00          1,000        1,000,000
   Rockingham County Industrial Facilities
     and Pollution Control Finance
     Authority RB (Whiteridge, Inc. Project)
     Series 1998 DN
     4.10%**                      04/07/00          1,300        1,300,000
   Rutherford County Industrial Facilities
     and Pollution Control Finance
     Authority RB (All American Homes
     Project) Series 1996 DN
     4.10%**                      04/07/00          1,300        1,300,000
   Rutherford County Industrial Facilities
     and Pollution Control Finance
     Authority RB (Thieman Metal
     Technologies LLC Project)
     Series 1998 DN
     4.10%**                      04/07/00          2,850        2,850,000
   Sampson County Industrial Facilities
     and Pollution Control Financing
     Authority IDRB (Dubose Strapping,
     Inc. Project) Series 1997 DN
     4.10%**                      04/07/00          1,730        1,730,000
   Union County Industrial Facilities and
     Pollution Control Financing Authority
     IDRB (Rock-Tenn Converting Co.
     Project) Series 1997 DN
     4.05%**                      04/07/00          1,750        1,750,000
   University of North Carolina RB (Chapel
     Parking System Board of Governors
     of the UNC Project) Series 1997C DN
     3.85%**                      04/07/00          1,800        1,800,000
   University of North Carolina RB (Kenan
     Memorial Stadium Project)
     Series 1996 DN
     4.00%**                      04/07/00          3,150        3,150,000

See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
           NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)         Value
                                  --------        -------     ------------
MUNICIPAL BONDS (CONTINUED)
NORTH CAROLINA (CONTINUED)
   Wake County Industrial  Facilities and
     Pollution Control Financing  Authority
     RB (Carolina Power and Light Co.
     Project) Series 1985A DN
     3.75%**                      04/07/00        $ 2,500     $  2,500,000
   Wake County Industrial Facilities and
     Pollution Control Financing Authority
     Refunding RB (Carolina Power and
     Light Co. Project) Series 1990A DN
     3.95%**                      04/03/00          3,050        3,050,000
   Warren County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Glen Raven Mills, Inc. Project)
     Series 1997 DN
     4.00%**                      04/07/00          1,500        1,500,000
   Wilkes County Industrial Facilities and
     Pollution Control Financing Authority
     RB (Schas Circular Industries, Inc.
     Project) Series 1997A DN
     3.90%**                      04/07/00          5,590        5,590,000
                                                              ------------
                                                               118,308,417
                                                              ------------
PUERTO RICO--0.2%
   Puerto Rico Government Development
     Bank Refunding RB Series 1985 DN
     3.15%**                      04/07/00            232          232,000
                                                              ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $118,540,417*)                            100.6%      118,540,417
                                                              ------------
LIABILITIES IN EXCESS
   OF OTHER ASSETS                                  (0.6%)       (653,901)
                                                   ------     ------------
NET ASSETS (Equivalent  to $1.00
   per share based on 116,328,595
   Institutional shares, 1,201,114
   Service shares, 352,256 Investor
   A shares and 5,454 Investor B
   shares outstanding)                             100.0%     $117,886,516
                                                   ======     ============

NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE,
   INVESTOR A AND INVESTOR B
   SHARE
   ($117,886,516 (DIVIDE) 117,887,419)                               $1.00
                                                                     =====

-----------------
*   Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 2000, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                      OHIO MUNICIPAL MONEY MARKET PORTFOLIO

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)         Value
                                  --------        -------     ------------
MUNICIPAL BONDS--100.5%
OHIO--100.0%
   Avon GO Series 1999 BAN
     3.75%                        07/23/00         $1,190     $  1,190,705
   Brecksville GO Series 1999 BAN
     4.10%                        08/31/00            550          550,555
   Butler County GO Series 2000 BAN
     4.44%                        07/12/00            400          400,429
   Champaign County IDRB (Allied
     Signal, Inc. Project) Series 1998 DN
     4.15%**                      04/07/00          1,000        1,000,000
   Cincinnati School District GO
     Series 1999 BAN
     3.90%                        05/19/00          2,000        2,001,268
   Clermont County Health Facilities
     Authority RB (Mercy Health System
     Project) Series 1996A DN
     3.90%**                      04/07/00            780          780,000
   Cleveland-Cuyahoga County Port
     Authority GO Series 1999 TAN
     3.70%                        11/15/00          1,120        1,116,567
   Cuyahoga County Hospital RB
     (Cleveland Clinic Foundation Project)
     Series 1997A DN
     3.90%**                      04/07/00            800          800,000
   Cuyahoga County Hospital RB
     (Cleveland Clinic Foundation Project)
     Series 1998A DN
     3.90%**                      04/07/00            700          700,000
   Cuyahoga County IDRB (Actron
     Manufacturing Project)
     Series 1998 DN
     4.10%**                      04/07/00          1,230        1,230,000
   Cuyahoga County IDRB (Cleveland
     Gear Company, Inc. Project)
     Series 1998 DN
     4.15%**                      04/07/00          1,900        1,900,000
   Cuyahoga County IDRB (Northstar
     Project) Series 1998 DN
     4.15%**                      04/07/00          1,400        1,400,000
   Cuyahoga County IDRB (Pleasant
     Lake Associates Project)
     Series 1995 DN
     4.00%**                      04/07/00            850          850,000
   Delaware County IDRB (Air Waves,
     Inc. Project) Series 1995 DN
     4.15%**                      04/07/00            865          865,000
   Dover Municipal Sewer System
     Improvement GO Series 2000 BAN
     4.53%                        04/12/01          1,100        1,101,892
   East Palestine School District GO
     Series 1999 BAN
     4.10%                        11/09/00          1,000        1,001,277
   Erie County IDRB (Brighton Manor Co.
     Project) Series 1986 DN
     4.10%**                      04/07/00            400          400,000
   Franklin County Economic Development
     RB (Ferguson Steel Co., Inc. Project)
     Series 1999 DN
     4.10%**                      04/07/00          1,400        1,400,000
   Franklin County IDRB (Alco Standard
     Corp. Project) Series 1994 DN
     4.05%**                      04/07/00            200          200,000
   Fulton County IDRB (Haas Door
     Company & Nofziger Doors
     International, Inc. Project)
     Series 1999 DN
     4.10%**                      04/07/00          2,000        2,000,000



                                                    Par
                                  Maturity         (000)          Value
                                  --------        -------     ------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Goshen School District GO
     Series 2000 BAN
     4.71%                        10/11/00         $1,000     $  1,002,611
   Greene County Economic Development
     RB (Ashford Center Project)
     Series 1995 DN
     4.00%**                      04/07/00          1,750        1,750,000
   Greene County IDRB (AFC Stamping &
     Production, Inc., Barsplice Products
     Project) Series 1995 DN
     4.15%**                      04/07/00            900          900,000
   Greene County IDRB (Antioch
     Publishing Co. Project)
     Series 1996 DN
     4.10%**                      04/07/00          1,400        1,400,000
   Hamilton County Hospital Facilities RB
     (Beechwood Home Project)
     Series 1997 DN
     4.00%**                      04/07/00          3,000        3,000,000
   Harrison County GO Series 1999 BAN
     4.63%                        06/15/00          1,993        1,995,721
   Hilliard GO Series 1999 BAN
     3.85%                        09/07/00          2,100        2,102,196
   Hilliard School District GO
     Series 2000 BAN
     4.59%                        05/25/00          1,000        1,001,019
   Indian Hill Village Economic
     Development RB (Cincinnati County
     Day School Project) Series 1999 DN
     3.90%**                      04/07/00          2,000        2,000,000
   Lima School District GO
     Series 2000 BAN
     4.55%                        07/26/00          2,000        2,002,932
   Mahoning County IDRB (Serra Land
     Project) Series 1997 DN
     4.15%**                      04/07/00          1,950        1,950,000
   Mahoning County RB (Youngstown
     Iron & Metal, Inc. Project)
     Series 1997 DN
     4.10%**                      04/07/00          1,740        1,740,000
   Mansfield School District GO
     Series 1999 MB
     4.40%                        07/18/00          4,000        4,005,184
   Mansfield School District GO
     Series 2000 BAN
     4.55%                        07/18/00          2,000        2,002,900
   Montgomery County Healthcare
     Facilities RB Series 1998 DN
     4.00%**                      04/07/00            165          165,000
   North Royalton GO Series 1999 BAN
     3.95%                        09/21/00          1,000        1,000,683
   Ohio Air Quality Development Authority
     PCRB (JMG Funding Ltd. Partnership
     Project) Series 1994B DN
     3.95%**                      04/07/00          1,660        1,660,000
   Ohio Air Quality Development Authority
     PCRB (JMG Funding Ltd. Partnership
     Project) Series 1995B DN
     3.95%**                      04/07/00          3,000        3,000,000
   Ohio Air Quality Development Authority
     PCRB (Pennsylvania Power Co.
     Project) Series 1997 DN
     3.95%**                      04/07/00             70           70,000

See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)         Value
                                  --------        -------     ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Ohio Air Quality Development Authority
     PCRB (PPG Industries, Inc. Project)
     Series 1988A DN
     4.10%**                      04/07/00         $2,700     $  2,700,000
   Ohio Higher Education Facilities RB
     Series 2000 TECP
     3.80%                        05/31/00          2,000        2,000,000
   Ohio Housing Finance Agency
     Multi-Family Housing RB (Lincoln
     Park Association Project)
     Series 1985 MB
     3.90%                        05/01/00            725          725,000
   Ohio Housing Finance Agency
     Multi-Family Housing RB (The Club
     at Spring Valley Apartments Project)
     Series 1996A DN
     4.00%**                      04/07/00          1,790        1,790,000
   Ohio Housing Finance Agency RB
     Series 1998 MB
     4.10%                        09/01/00          1,100        1,100,732
   Ohio IDRB (Anomatic Corp. Project)
     Series 1994 DN
     4.10%**                      04/07/00          1,165        1,165,000
   Ohio IDRB (Ashley Ward, Inc. Project)
     Series 1997 DN
     4.03%**                      04/07/00          1,670        1,670,000
   Ohio Public Mental Health Facilities RB
     Series 1991 II-A MB
     6.30%                        12/01/00            300          309,917
   Ohio State Building Authority RB
     Series 1999A MB
     4.00%                        10/01/00            350          350,000
   Ohio State Higher Educational Facility
     Commission RB Pooled Financing
     Series 1996 DN
     4.00%**                      04/07/00          1,655        1,655,000
   Ohio State Public Facilities Commission
     Higher Education RB
     Series 1997 II-B MB
     4.50%                        11/01/00            200          200,276
   Ohio Water Authority Solid Waste
     Disposal RB (American Steel & Wire
     Corp. Project) Series 1995 DN
     4.15%**                      04/07/00          7,800        7,800,000
   Ohio Water Development Authority
     PCRB (Cleveland Electric Co. Project)
     Series 1997B DN
     3.95%**                      04/07/00            200          200,000
   Ohio Water Development Authority
     Refunding RB (Timken Co. Project)
     Series 1992 DN
     3.90%**                      04/07/00          1,800        1,800,000
   Orange GO Series 1999 BAN
     4.25%                        12/28/00          1,400        1,401,985
   Orange GO Series 2000 BAN
     4.65%                        12/28/00            500          501,252
   Portage County IDRB (Action Super
     Abrasive Project) Series 1996 DN
     4.10%**                      04/07/00          1,070        1,070,000
   Portage County IDRB (Lovejoy
     Industries Project) Series 1994 DN
     4.10%**                      04/07/00          1,240        1,240,000
   Rocky River GO Series 2000 BAN
     4.25%                        01/26/01          2,950        2,951,848



                                                    Par
                                  Maturity         (000)          Value
                                  --------        -------     ------------

MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
   Rocky River GO Series 2000B BAN
     4.29%                        09/28/00         $  375     $    375,232
   Sandusky County IDRB (Brighton
     Manor Co. Project) Series 1986 DN
     4.10%**                      04/07/00          1,500        1,500,000
   Scioto County GO Series 1999 BAN
     4.06%                        07/13/00          1,214        1,214,852
   Shaker Heights GO Series 1999 BAN
     3.70%                        06/01/00          2,845        2,845,000
   Solon GO Series 1999 BAN
     3.60%                        06/15/00            500          500,347
   Stark County GO Series 1999 BAN
     3.85%                        08/17/00          1,650        1,651,798
   Strongsville GO Series 1999 BAN
     3.98%                        10/19/00          1,100        1,101,045
   Strongsville IDRB (Web Plastics
     Co. Project) Series 1997 DN
     4.10%**                      04/07/00            995          995,000
   Summit County IDRB (Austin Printing
     Co., Inc. Project) Series 1994 DN
     4.10%**                      04/07/00            410          410,000
   Summit County IDRB (Forest
     Manufacturing Project)
     Series 1994 DN
     4.05%**                      04/07/00            440          440,000
   Summit County IDRB (JRB Co., Inc.
     Project) Series 1997 DN
     4.10%**                      04/07/00          3,100        3,100,000
   Sylvania GO Series 1990 BAN
     7.45%                        12/01/00            500          520,045
   Toledo-Lucas County Port Authority
     Development RB (Frostbite Brands,
     Inc. Project) Series 1993 DN
     4.35%**                      04/07/00            880          880,000
   Union Township GO Series 1999 BAN
     3.77%                        05/26/00          1,000        1,000,729
   Union Township GO Series 2000 BAN
     4.75%                        03/13/01          2,000        2,008,175
   Westlake Construction Notes GO
     Series 1999 MB
     3.40%                        05/04/00            750          750,131
   Westlake Economic Development RB
     (Oaks Development Co. Project)
     Series 1994 DN
     4.00%**                      04/07/00          1,785        1,785,000
   Youngstown School District RB
     Series 1997 MB
     5.00%                        06/15/00          1,000        1,001,800
   Youngstown IDRB (Portage
     Transformer Co. Project)
     Series 1996 DN
     4.10%**                      04/07/00          3,625        3,625,000
                                                              ------------
                                                               109,971,103
                                                              ------------
PUERTO RICO--0.5%
   Puerto Rico Industrial, Medical
     and Environmental Pollution Control
     Facilities Financing Authority RB
     (Ana G. Mendez Foundation Project)
     Series 1985 DN
     3.55%**                      04/07/00            500          500,000
                                                              ------------

See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)


AS OF MARCH 31, 2000 (UNAUDITED)                                 Value
                                                              ------------

TOTAL INVESTMENTS IN SECURITIES
   (Cost $110,471,103*)                      100.5%           $110,471,103

LIABILITIES IN EXCESS
   OF OTHER ASSETS                            (0.5%)              (496,022)
                                             ------           ------------
NET ASSETS  (Equivalent  to $1.00
   per  share  based on  57,896,455
   Institutional shares, 10,521,399
   Service shares and 41,591,213
   Investor A shares outstanding)            100.0%           $109,975,081
                                             ======           ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($109,975,081 (DIVIDE) 110,009,067)                               $1.00
                                                                     =====

-----------------
*   Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 2000, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                  PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)         Value
                                  --------        -------     ------------
MUNICIPAL BONDS--99.8%
PENNSYLVANIA--97.6%
   Allegheny County Higher Education
     Building Authority RB (University of
     Pittsburgh Project) Series 1985C DN
     3.80%**                      04/07/00        $ 1,590     $  1,590,000
   Allegheny County IDRB (USX Corp.
     Project) Series 1998 DN
     3.90%**                      04/07/00          2,000        2,000,000
   Beaver County IDA Refunding PCRB
     (Atlantic Richfield Co. Project)
     Series 1995 DN
     3.85%**                      04/07/00          2,800        2,800,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co., Beaver Valley
     Project) Series 1990A DN
     3.90%**                      04/07/00         13,700       13,700,000
   Beaver County IDA Refunding PCRB
     (Duquesne Light Co., Beaver Valley
     Project) Series 1990A MB
     3.85%                        06/02/00          5,750        5,750,000
   Beaver County IDA Refunding PCRB
     (Ohio Edison Co. Project)
     Series 1992A MB
     3.10%                        04/01/00          5,400        5,400,000
   Bedford County IDRB (Sepa, Inc.
     Facility Project) Series 1985 DN
     3.90%**                      04/07/00          6,100        6,100,000
   Berks County IDA Manufacturing
     Facilities RB (Grafika Commercial
     Printing, Inc. Project)
     Series 1995 DN
     4.05%**                      04/07/00          2,330        2,330,000
   Berks County IDRB (Beacon Container
     Corp. Project) Series 1997A DN
     4.15%**                      04/07/00          2,165        2,165,000
   Berks County IDRB (Berks Products
     Project) Series 1996 DN
     4.15%**                      04/07/00          2,080        2,080,000
   Berks County IDRB (Citizen's Utilities
     Co. Project) Series 1996 MB
     4.10%                        06/07/00          8,400        8,400,000
     4.10%                        06/14/00          4,100        4,100,000
   Berks County IDRB (Hub Fabricating
     Project) Series 1996 DN
     4.05%**                      04/07/00          4,465        4,465,000
   Bucks County IDA Environmental
     Improvement Refunding RB (USX
     Corp. Project) Series 1995 MB
     3.80%                        05/02/00          2,740        2,740,000
   Bucks County IDRB (Federal Land
     Re-use Guarantee Project)
     Series 2000A BAN
     4.10%                        07/15/00          1,600        1,600,000
   Bucks County IDRB (LTL Color
     Compounders Project)
     Series 1999B DN
     4.05%**                      04/07/00          4,505        4,505,000
   Bucks County IDRB (SHV Real Estate,
     Inc. Project) Series 1985 DN
     3.85%**                      04/07/00          1,900        1,900,000
   Cambria County IDA Resource
     Recovery RB (Cambria Cogen Co.
     Project) Series 1998 DN
     3.95%**                      04/07/00         31,695       31,695,000



                                                    Par
                                  Maturity         (000)          Value
                                  --------        -------     ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Carbon County IDA Resource
     Recovery RB (Panther Creek
     Partners Project) Series 1990A MB
     3.80%                        04/14/00        $26,335     $ 26,335,000
   Coatesville School District GO
     Series 1991 MB
     7.25%                        11/01/00          1,000        1,018,905
     6.70%                        03/01/01          5,200        5,316,696
   Council Rock School District GO
     Series 1991 MB
     6.40%                        03/01/01          1,000        1,019,036
   Crawford County IDRB
     Series 2000 DN
     4.10%**                      04/07/00            500          500,000
   Cumberland County IDRB (Lane
     Enterprises, Inc. Project)
     Series 1994 DN
     4.05%**                      04/07/00            515          515,000
   Cumberland County IDRB (Lawrence
     Schiff Silk Co. Project)
     Series 1998 DN
     4.15%**                      04/07/00          2,015        2,015,000
   Cumberland County Municipal Authority
     RB (Presbyterian Homes Project)
     Series 1993A DN
     3.90%**                      04/07/00          6,000        6,000,000
   Dallastown Area School District GO
     Series 1998 DN
     3.94%**                      04/07/00          9,600        9,600,000
   Dauphin County General Authority RB
     (Allhealth Pooled Financing Program
     Project) Series 1997 DN
     4.00%**                      04/07/00          7,200        7,200,000
   Dauphin County General Authority RB
     (Education & Health Loan Program)
     Series 1997 DN
     3.94%**                      04/07/00          4,070        4,070,000
   Delaware County IDA Airport Facilities
     RB (United Parcel Service Project)
     Series 1985 DN
     3.95%**                      04/03/00          2,300        2,300,000
   Delaware County IDA Environmental
     Improvement Refunding RB (Sunoco,
     Inc. Project) Series 1998 DN
     3.90%**                      04/07/00          7,000        7,000,000
   Delaware County IDA PCRB (B.P. Oil,
     Inc. Project) Series 1985 DN
     4.00%**                      04/03/00            600          600,000
   Delaware County IDA PCRB (B.P. Oil,
     Inc. Project) Series 1995 DN
     4.00%**                      04/03/00          1,700        1,700,000
   Delaware County IDA Refunding PCRB
     (PECO Energy Project)
     Series 1993A DN
     3.95%**                      04/03/00          1,000        1,000,000
   Delaware County IDA Resource
     Recovery Facilities Refunding RB
     (General Electric Capital Corp.
     Project) Series 1997G DN
     3.75%**                      04/07/00          2,600        2,600,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984A DN
     3.90%**                      04/07/00          1,600        1,600,000

   See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)         Value
                                  --------        -------     ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984B DN
     3.90%**                      04/07/00        $ 2,000     $  2,000,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984C DN
     3.90%**                      04/07/00          2,400        2,400,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984D DN
     3.90%**                      04/07/00          2,900        2,900,000
   Delaware County IDA Solid Waste RB
     (Scott Paper Co. Project)
     Series 1984E DN
     3.90%**                      04/07/00          1,595        1,595,000
   Delaware County GO (PECO Energy
     Co. Project) Series 1988A TECP
     3.90%                        07/14/00          4,800        4,800,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985A DN
     3.85%**                      04/07/00          1,300        1,300,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985B DN
     3.85%**                      04/07/00          3,000        3,000,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985C DN
     3.85%**                      04/07/00          1,300        1,300,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1985D DN
     3.85%**                      04/07/00          3,100        3,100,000
   Delaware Valley Regional Finance
     Authority Local Government RB
     Series 1986 DN
     3.85%**                      04/07/00          1,050        1,050,000
   Eastern Pennsylvania Industrial &
     Commercial Development Authority
     IDRB (Electronic Data Systems
     Project) Series 1993 DN
     3.95%**                      04/07/00          3,900        3,900,000
   Elk County IDA Solid Waste RB
     (Williamette Industries, Inc. Project)
     Series 1992 DN
     3.95%**                      04/07/00          3,000        3,000,000
   Emmaus General Authority Local
     Government RB Series 1989 DN
     3.95%**                      04/07/00          7,500        7,500,000
   Emmaus General Authority RB
     Series 1998 DN
     3.95%**                      04/07/00          5,000        5,000,000
   Emmaus General Authority RB
     Pooled Loan Series 1996 DN
     3.90%**                      04/07/00          8,300        8,300,000
   Erie County Hospital Authority RB
     (Hamot Health Foundation Project)
     Series 1998A MB
     4.00%                        05/15/00            850          850,293
   Erie County IDRB (American Turned
     Products Project) Series 1997 DN
     4.15%**                      04/07/00          1,900        1,900,000



                                                    Par
                                  Maturity         (000)          Value
                                  --------        -------     ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Erie County IDRB (Reed Manufacturing
     Project) Series 1997 DN
     4.10%**                      04/07/00        $ 1,500     $  1,500,000
   Franklin County IDA Health Care RB
     Series 2000 DN
     3.96%**                      04/07/00          2,000        2,000,000
   Indiana County IDRB (Conemaugh
     Project) Series 1997A DN
     3.95%**                      04/07/00          8,710        8,710,000
   Lancaster County RB Series 2000 DN
     3.94%**                      04/07/00          2,500        2,500,000
   Lancaster IDRB Series 1998 DN
     4.10%**                      04/07/00          2,800        2,800,000
   Lawrence County IDRB (L & N
     Metallurgical Products Project)
     Series 1996 DN
     4.25%**                      04/07/00          3,575        3,575,000
   Lebanon County Health Facilities RB
     Series 1999 DN
     3.96%**                      04/07/00          3,000        3,000,000
   Lehigh County General Purpose
     Authority Hospital RB (Lehigh Valley
     Health Network Project)
     Series 1999B DN
     4.00%**                      04/03/00          6,000        6,000,000
   Lehigh County General Purpose RB
     (Lehigh Valley Hospital Project)
     Series 1997A DN
     4.00%**                      04/03/00          1,500        1,500,000
   Lehigh County IDA PCRB (Allegheny
     Electric Co-op, Inc. Project)
     Series 1984 DN
     4.10%**                      04/07/00            800          800,000
   Lehigh County IDA PCRB (Allegheny
     Electric Co-op, Inc. Project)
     Series 1985A DN
     3.85%**                      04/07/00          4,400        4,400,000
   Lehigh County Sewer Authority RB
     Series 1985B DN
     3.80%**                      04/07/00          1,370        1,370,000
   Lehigh County Water Authority RB
     Series 1984 DN
     3.80%**                      04/07/00          3,945        3,945,000
   Luzerne County Convention Center
     Authority Hotel Room Rent Tax RB
     Series 1998A DN
     3.90%**                      04/07/00          3,100        3,100,000
   Luzerne County IDRB (Nardone
     Brothers Baking Project)
     Series 1999 DN
     4.05%**                      04/07/00          7,020        7,020,000
   Lycoming County IDRB (Brodart Co.
     Project) Series 1998A DN
     4.15%**                      04/07/00          1,905        1,905,000
   Lycoming County IDRB (Brodart Co.
     Project) Series 1998C DN
     4.25%**                      04/07/00          1,000        1,000,000
   Montgomery County IDA Manufacturing
     Facilities RB (H.P. Cadwallander, Inc.
     Project) Series 1995 DN
     4.15%**                      04/07/00            600          600,000
   Montgomery County IDRB (Apple
     Fresh Foods Ltd. Project)
     Series 1996 DN
     4.15%**                      04/07/00            900          900,000

See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)         Value
                                  --------        -------     ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Neshaminy School District GO
     Series 1998 TRAN
     3.85%                        06/30/00        $ 4,637     $  4,641,338
   Northampton County IDRB (Accu
     Machining Center, Inc. Project)
     Series 1998B DN
     4.15%**                      04/07/00          2,135        2,135,000
   Northampton County IDRB (Accu
     Machining Center, Inc. Project)
     Series 1998C DN
     4.15%**                      04/07/00            915          915,000
   Northampton County IDRB (Citizens
     Utilities Co. Project) Series 1991 MB
     4.10%                        06/07/00          4,000        4,000,000
   Northampton County IDRB (Citizens
     Utilities Co. Project) Series 1996 DN
     4.00%**                      04/07/00         13,200       13,200,000
   Northeastern Hospital and Education
     Authority Health Care RB
     (Wyoming Valley Health Care
     Project) Series 1994A DN
     3.90%**                      04/07/00          2,700        2,700,000
   Northumberland County IDA Resource
     Recovery RB (Foster Wheeler Mt.
     Carmel Project) Series 1987A DN
     4.00%**                      04/07/00         20,985       20,985,000
   Northumberland County IDA Resource
     Recovery RB (Foster Wheeler Mt.
     Carmel Project) Series 1987B DN
     4.00%**                      04/07/00            590          590,000
   Northumberland County IDRB (Furman
     Farms, Inc. Project) Series 1995A DN
     4.05%**                      04/07/00          1,225        1,225,000
   Pennsylvania Commonwealth GO
     Series 2000 TECP
     3.50%                        05/09/00          4,800        4,800,000
   Pennsylvania Economic Development
     Financing Authority RB (Wengers
     Feed Mill, Inc. Project)
     Series 1999B-1 DN
     4.05%**                      04/07/00          1,700        1,700,000
   Pennsylvania Economic Development
     Financing Authority Retirement
     Facility RB (Homewood Retirement
     Centers Project) Series 1992 DN
     3.77%**                      04/07/00          5,875        5,875,000
   Pennsylvania Energy Development
     Authority RB (B&W Ebensburg
     Project) Series 1986 DN
     3.90%**                      04/07/00          2,775        2,775,000
   Pennsylvania Energy Development
     Authority RB (B&W Ebensburg
     Project) Series 1988 DN
     3.90%**                      04/07/00          2,900        2,900,000
   Pennsylvania Energy Development
     Authority RB (Piney Creek Project)
     Series 1986A DN
     3.90%**                      04/07/00         14,650       14,650,000
   Pennsylvania Energy Development
     Authority RB (Piney Creek Project)
     Series 1986C DN
     3.90%**                      04/07/00          3,800        3,800,000



                                                    Par
                                  Maturity         (000)          Value
                                  --------        -------     ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1985A MB
     6.80%                        12/01/00        $10,195     $ 10,369,674
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1988A DN
     4.00%**                      04/07/00          1,300        1,300,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1988B DN
     4.00%**                      04/07/00          3,600        3,600,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1988C DN
     4.00%**                      04/07/00          7,300        7,300,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1988E DN
     4.00%**                      04/07/00            100          100,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1994A DN
     4.00%**                      04/07/00          4,050        4,050,000
   Pennsylvania Higher Education
     Assistance Agency Student Loan RB
     Series 1995A DN
     4.00%**                      04/07/00          3,800        3,800,000
   Pennsylvania Higher Educational
     Facilities Authority RB
     Series 1991A MB
     7.38%                        03/01/01          8,000        8,379,535
   Pennsylvania Higher Educational
     Facilities Authority RB (Carnegie
     Mellon University Project)
     Series 1995C DN
     3.95%**                      04/03/00          2,000        2,000,000
   Pennsylvania Higher Educational
     Facilities Authority RB (Temple
     University Project) Series 1984 DN
     3.90%**                      04/03/00            555          555,000
   Pennsylvania Higher Educational
     Facilities Authority RB (The
     University of Pennsylvania Health
     Services Project) Series 1994B DN
     3.90%**                      04/07/00         24,300       24,300,000
   Pennsylvania Higher Educational
     Facilities Authority RB (The
     University of Pennsylvania Health
     Services Project) Series 1996C DN
     3.90%**                      04/07/00          7,855        7,855,000
   Pennsylvania Higher Educational
     Facilities Authority RB (The
     University of Pennsylvania Health
     Services Project) Series 1998B DN
     3.90%**                      04/07/00         28,785       28,785,000
   Pennsylvania Higher Educational
     Facilities Authority Refunding RB
     (Carnegie Mellon University Project)
     Series 1995C DN
     3.95%**                      04/03/00          2,450        2,450,000
   Pennsylvania Intergovernmental Coop
     Authority Special Tax RB (City of
     Philadelphia Funding Program)
     Series 1992 MB
     6.00%                        06/15/00          9,755        9,810,00 7

See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)         Value
                                  --------        -------     ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Pennsylvania Intergovernmental Coop
     Authority Special Tax RB (City of
     Philadelphia Funding Program)
     Series 1996 MB
     5.75%                        06/15/00        $ 1,000     $  1,003,710
   Philadelphia Gas Works RB
     Series 1999-2 MB
     4.25%                        07/01/00          1,720        1,723,750
   Philadelphia GO Series 1999A TRAN
     4.25%                        06/30/00         10,000       10,017,852
   Philadelphia Hospital and Higher
     Education Facilities Authority RB
     (Children's Hospital of Philadelphia
     Project) Series 1992 DN
     3.95%**                      04/03/00          5,800        5,800,000
   Philadelphia Hospital and Higher
     Education Facilities Authority RB
     (Children's Hospital of Philadelphia
     Project) Series 1996A DN
     3.95%**                      04/03/00          1,500        1,500,000
   Philadelphia IDRB (30th Street Station
     Project) Series 1987 DN
     4.00%**                      04/07/00          6,900        6,900,000
   Philadelphia IDRB (GDL Estates Corp.
     Project) Series 1998B DN
     3.95%**                      04/07/00          3,565        3,565,000
   Philadelphia IDRB (The Fox Chase
     Institute for Cancer Research Project)
     Series 1990A DN
     3.95%**                      04/03/00          1,700        1,700,000
   Philadelphia IDRB (The Fox Chase
     Institute for Cancer Research Project)
     Series 1997 DN
     3.95%**                      04/03/00          1,400        1,400,000
   Philadelphia Municipal Authority
     Prerefunded RB Series 1988 MB
     7.80%                        04/01/00            545          545,000
   Philadelphia School District GO
     Series 1999B TRAN
     4.00%                        06/30/00         10,000       10,013,104
   Reading Regional Airport Authority RB
     Series 1998A DN
     4.05%**                      04/07/00          1,500        1,500,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985A DN
     3.90%**                      04/07/00          3,600        3,600,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985B DN
     3.90%**                      04/07/00          2,000        2,000,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985F DN
     3.90%**                      04/07/00          1,000        1,000,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985H DN
     3.90%**                      04/07/00            900          900,000
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985L DN
     3.90%**                      04/07/00          7,000        7,000,000



                                                    Par
                                  Maturity         (000)          Value
                                  --------        -------     ------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   Sayre Health Care Facilities Authority
     RB (VHA Capital Financing Project)
     Series 1985M DN
     3.90%**                      04/07/00        $ 1,000     $  1,000,000
   Schuylkill County IDA Resource
     Recovery RB (Gilberton Power
     Project) Series 1985 DN
     3.85%**                      04/07/00            900          900,000
   Schuylkill County IDA Resource
     Recovery RB (Northeastern Power
     Co. Project) Series 1997B DN
     3.95%**                      04/07/00         12,700       12,700,000
   Schuylkill County IDRB (Kaytee
     Products, Inc. Project)
     Series 1995 DN
     4.10%**                      04/07/00          3,390        3,390,000
   Schuylkill County IDRB (Northeastern
     Power Co.Project) Series 1997A DN
     4.00%**                      04/03/00          6,200        6,200,000
   Scranton-Lackawana Health and
     Welfare Authority RB (Mercy Health
     System Project) Series 1996A DN
     3.90%**                      04/07/00          6,300        6,300,000
   Shaler Township GO Series 2000 TAN
     4.38%                        12/29/00          2,000        2,003,215
   South Fork Municipal Authority Hospital
     RB (Conemaugh Health System
     Project) Series 1998A DN
     4.00%**                      04/03/00          5,200        5,200,000
   State Public School Building Authority
     RB (Parkland School District Project)
     Series 1999 DN
     3.94%**                      04/07/00          8,000        8,000,000
   Union County IDRB (Playworld Systems,
     Inc. Project) Series 1999 DN
     4.25%**                      04/07/00          1,000        1,000,000
   Venango IDA Resource Recovery RB
     (Scrubgrass Project)
     Series 1990A MB
     3.85%                        08/07/00            300          300,000
     4.05%                        08/10/00          4,050        4,050,000
   Venango IDA Resource Recovery RB
     (Scrubgrass Project)
     Series 1990B MB
     3.80%                        05/15/00          3,300        3,300,000
     3.90%                        07/18/00         19,365       19,365,000
     3.75%                        08/09/00          7,085        7,085,000
   Venango IDA Resource Recovery RB
     (Scrubgrass Project)
     Series 1993 MB
     3.85%                        08/07/00          8,385        8,385,000
   Washington County Authority Higher
     Education Pooled Equipment Lease
     RB Series 1985 DN
     3.95%**                      04/07/00          7,150        7,150,000
   Washington County Authority Lease
     RB Series 1985B-1 DN
     3.90%**                      04/07/00          1,278        1,278,000
   Washington County Authority Lease
     RB Series 1985C MB
     7.30%                        06/15/00          6,340        6,570,787
   Westmoreland County IDRB (Elizabeth
     Carbide Die Co. Project)
     Series 1998B DN
     4.10%**                      04/07/00          3,400        3,400,000

See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
            PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)         Value
                                  --------        -------     ------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
   York County General Authority Pooled
     Financing RB Series 1996 DN
     3.95%**                      04/07/00        $ 2,290     $  2,290,000
   York County Hospital Authority RB
     (Homewood Retirement Centers of
     The United Church of Christ, Inc.
     Project) Series 1990 DN
     3.77%**                      04/07/00          7,200        7,200,000
   York County IDA PCRB (PECO Energy
     Co. Project) Series 1993A DN
     3.95%**                      04/03/00          4,500        4,500,000
   York County IDRB (Allied Signal, Inc.
     Project) Series 1993 DN
     4.05%**                      04/07/00          1,000        1,000,000
   York County IDRB (York Sheet Metal,
     Inc. Project) Series 1998 DN
     4.05%**                      04/07/00          3,375        3,375,000
                                                              ------------
                                                               681,885,902
                                                              ------------
PUERTO RICO--2.2%
   Puerto Rico Electric Power Authority
     Trust Receipts Series 1997
     SGA-43 DN
     3.45%**                      04/07/00          3,000        3,000,000
   Puerto Rico Electric Power Authority
     Trust Receipts Series 1997
     SGA-44 DN
     3.45%**                      04/07/00          1,500        1,500,000
   Puerto Rico Government Development
     Bank Refunding RB Series 1985 DN
     3.15%**                      04/07/00          3,668        3,668,000
   Puerto Rico Government Development
     Bank GO Series 1999 TECP
     3.70%                        04/11/00          3,500        3,500,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Reynolds Metals Co. Project)
     Series 1983 MB
     3.50%                        09/01/00          3,850        3,850,000
                                                              ------------
                                                                15,518,000
                                                              ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $697,403,902*)                             99.8%      697,403,902

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                    0.2%        1,531,146
                                                  -------     ------------
NET ASSETS  (Equivalent  to $1.00 per
   share  based on  460,539,273
   Institutional shares, 93,751,395
   Service shares and 144,677,424
   Investor A shares outstanding)                  100.0%     $698,935,048
                                                  =======     ============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($698,935,048 (DIVIDE) 698,968,092)                               $1.00
                                                                     =====

-----------------
*   Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 2000, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                    VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)           Value
                                  --------        -------       -----------
MUNICIPAL BONDS--99.7%
VIRGINIA--98.2%
   Albemarle County IDRB (University of
     Virginia Health Services Foundation
     Project) Series 1998 DN
     3.90%**                      04/07/00         $2,000      $ 2,000,000
   Alexandria IDRB (Young Men's
     Christian Association of Metropolitan
     Washington Project) Series 1998 DN
     3.87%**                      04/07/00          1,955        1,955,000
   Amelia County IDA Exempt Facility RB
     (Chambers Waste System of Virginia,
     Inc. Project) Series 1991 DN
     4.00%**                      04/07/00          1,710        1,710,000
   Arlington County IDA Multi-Family
     Housing Refunding RB (Arna Valley
     View Apartments Project)
     Series 2000 DN
     3.95%**                      04/07/00          1,000        1,000,000
   Brunswick County IDA Exempt Facility
     RB (Aegis Waste Solutions, Inc.
     Project) Series 1996 DN
     3.95%**                      04/07/00          1,000        1,000,000
   Campbell County IDRB (Hadson Power
     12 Altavista Project)
     Series 1990A DN
     4.15%**                      04/03/00            300          300,000
   Capital Region Airport Commission RB
     (Richmond International Airport
     Project) Series 1995C DN
     3.90%**                      04/07/00          1,200        1,200,000
   Chesterfield County IDA PCRB
     (Virginia Electric & Power Co. Project)
     Series 1985 MB
     3.80%                        06/02/00          1,000        1,000,000
     3.95%                        07/14/00            500          500,000
   Chesterfield County IDRB (Blueprint
     Holding, Inc. Project) Series 1997 DN
     4.00%**                      04/07/00          1,900        1,900,000
   City of Virginia Beach Development
     Authority RB (Ocean Ranch Motel
     Corp. Project) Series 1998 DN
     4.00%**                      04/07/00          1,000        1,000,000
   Commonwealth of Virginia
     Transportation Authority RB
     Series 1999 DN
     3.96%**                      04/07/00          2,000        2,000,000
   Dinwiddie County IDA Exempt Facility
     RB (Chaparral Steel Virginia Project)
     Series 1998 DN
     4.10%**                      04/03/00            800          800,000
   Fairfax County IDRB (Fairfax Hospital
     System Project) Series 1988A DN
     3.75%**                      04/07/00          1,000        1,000,000
   Fairfax County IDRB (Fairfax Hospital
     System Project) Series 1988C DN
     3.75%**                      04/07/00            300          300,000
   Fairfax County IDRB (Inova Health
     Systems Project) Series 2000 DN
     3.75%**                      04/07/00          1,700        1,700,000
   Greensville County IDRB (Perdue
     Farms, Inc. Project) Series 1986 DN
     4.05%**                      04/07/00          1,600        1,600,000
   Halifax County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1992 MB
     4.00%                        07/14/00          3,500        3,500,000



                                                    Par
                                  Maturity         (000)          Value
                                  --------        -------     ------------

MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Hampton Public Improvement GO
     Series 2000 MB
     4.75%                        02/01/01         $1,255      $ 1,261,093
   Hanover County IDA Residential Care
     Facility RB (Covenent Woods Project)
     Series 1999 DN
     4.00%**                      04/07/00            500          500,000
   King George County IDA Exempt
     Facility RB (Birchwood Power
     Partners Project) Series 1995 DN
     4.10%**                      04/03/00          1,250        1,250,000
   King George County IDA Exempt
     Facility RB (Birchwood Power
     Partners Project) Series 1996 DN
     4.10%**                      04/03/00            700          700,000
   King George County IDA Exempt
     Facility RB (Birchwood Power
     Partners Project) Series 1997 DN
     4.10%**                      04/03/00            300          300,000
   Louisa County IDRB (Pooled Financing
     Project) Series 1995 DN
     4.00%**                      04/07/00            400          400,000
   Lynchburg GO Series 1990 MB
     7.00%                        04/01/00            800          816,000
   Lynchburg IDA Hospital Facilities RB
     (VHA Mid-Atlantic States Capital
     Asset Finance Program)
     Series 1985B DN
     3.95%**                      04/07/00            200          200,000
   Manassas GO Series 1999 MB
     5.00%                        05/01/00            525          525,735
   Metropolitan Washington D.C. Airport
     Authority GO Series 2000 TECP
     3.90%                        07/28/00          2,500        2,500,000
   Nelson County RB (Taylor Ramsey
     Project) Series 1999 DN
     4.10%**                      04/07/00          1,000        1,000,000
   Norfolk Airport Authority GO
     Series 2000 MB
     4.10%                        08/23/00          1,500        1,500,000
   Norfolk IDRB (2F Realty Co. Project)
     Series 1998 DN
     4.00%**                      04/07/00          1,400        1,400,000
   Norfolk IDRB (Children's Hospital of
     the King's Daughters Project)
     Series 1998 DN
     4.00%**                      04/07/00            600          600,000
   Peninsula Port Authority of Virginia
     Coal Terminal RB (Dominion
     Terminal Associates Project)
     Series 1987D DN
     4.00%**                      04/03/00            300          300,000
   Peninsula Port Authority of Virginia
     IDRB (Allied-Signal, Inc. Project)
     Series 1993 DN
     4.05%**                      04/07/00          1,000        1,000,000
   Prince William County IDA PCRB
     (Virginia Electric & Power Co.
     Project) Series 1986 MB
     3.95%                        07/14/00          1,400        1,400,000
   Prince William County IDRB (Colonial
     Investments Facility Project)
     Series 1996 DN
     4.00%**                      04/07/00          2,965        2,965,000

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
              VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO (CONCLUDED)

                                                    Par
AS OF MARCH 31, 2000 (UNAUDITED)  Maturity         (000)           Value
                                  --------        -------       -----------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA (CONTINUED)
   Richmond IDRB (PM Beef Project)
     Series 1997 DN
     4.20%**                      04/07/00         $2,900      $ 2,900,000
   Roanoke Hospital IDRB
     Series 1999 MB
     7.50%                        07/01/00          2,500        2,571,540
   Smyth County IDRB (Summit
     Properties Project) Series 1999 DN
     4.15%**                      04/07/00          2,300        2,300,000
   State of Virginia GO Series 1994 MB
     6.00%                        06/01/00          1,600        1,606,305
   Virginia Beach Development Authority
     Residential Care Facility RB
     (Westminster-Canterbury Project)
     Series 1999B DN
     3.90%**                      04/07/00          1,500        1,500,000
   Virginia College Building Authority
     Educational Facilities RB (University
     of Richmond Project) Series 1996 DN
     3.90%**                      04/07/00          1,000        1,000,000
   Virginia Housing Development Authority
     Commonwealth Mortgage GO
     Series 2000 MB
     4.15%                        09/12/00          1,500        1,500,000
   Virginia Resource Authority RB
     (Henrico County Project)
     Series 1997 DN
     4.05%**                      04/07/00          2,000        2,000,000
   Virginia Small Business Financing
     Authority IDRB (Coastal Development
     Group Project) Series 1989 DN
     4.50%**                      04/07/00            195          195,000
   Virginia Small Business Financing
     Authority RB (Ennestone, Inc.
     Project) Series 1999 DN
     4.00%**                      04/07/00          1,000        1,000,000
   York County IDA PCRB (Virginia
     Electric & Power Co. Project)
     Series 1985 MB
     3.95%                        07/14/00            200          200,000
                                                               -----------
                                                                59,855,673
                                                               -----------



                                                    Par
                                  Maturity         (000)          Value
                                  --------        -------     ------------

MUNICIPAL BONDS (CONTINUED)
PUERTO RICO--1.5%
   Puerto Rico Government Development
     Bank Refunding RB Series 1985 DN
     3.15%**                      04/07/00         $  300      $   300,000
   Puerto Rico Industrial, Medical and
     Environmental Pollution Control
     Facilities Financing Authority RB
     (Reynolds Metals Co. Project)
     Series 1983 MB
     3.60%                        09/01/00            600          600,000
                                                               -----------
                                                                   900,000
                                                               -----------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $60,755,673*)                              99.7%       60,755,673

OTHER ASSETS IN EXCESS
   OF LIABILITIES                                    0.3%          194,681
                                                   ------      -----------
NET ASSETS  (Equivalent  to $1.00 per
   share  based on  56,242,356
   Institutional shares, 3,554,758
   Service shares and 1,153,832
   Investor A shares outstanding)                  100.0%      $60,950,354
                                                   ======      ===========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($60,950,354 (DIVIDE) 60,950,946)                                 $1.00
                                                                     =====

-----------------
*   Aggregate cost for Federal tax purposes.
** Rates shown are the rates as of March 31, 2000, and maturities shown are the longer of the next interest readjustment date or the date the principal owed can be recovered through demand.

  INVESTMENT ABBREVIATIONS
   BAN.................................Bond Anticipation Note
   DN.............................................Demand Note
   GO......................................General Obligation
   IDA.......................Industrial Development Authority
   IDRB...................Industrial Development Revenue Bond
   MB..........................................Municipal Bond
   PCRB........................Pollution Control Revenue Bond
   RB............................................Revenue Bond
   TAN..................................Tax Anticipation Note
   TECP...........................Tax-Exempt Commercial Paper
   TRAN.....................Tax and Revenue Anticipation Note

See accompanying notes to financial statements.

                                BLACKROCK FUNDS

                            STATEMENTS OF OPERATIONS

                                                                                                              New Jersey
                                                                         U.S. Treasury        Municipal        Municipal
                                                       Money Market      Money Market       Money Market      Money Market
FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)      Portfolio         Portfolio          Portfolio        Portfolio
                                                         ---------         ---------          ---------        ---------
INVESTMENT INCOME:
Interest ..........................................    $105,613,326       $23,012,962       $9,302,526       $2,809,057
                                                       ------------       -----------       ----------       ----------
EXPENSES:
Investment advisory fee ...........................       7,159,238         1,917,645        1,146,572          353,472
Administration fee ................................       2,663,695           731,829          457,833          141,389
Custodian fee .....................................         205,783            65,015           46,592           15,129
Transfer agent fee ................................         602,674           146,866          113,918           34,183
Shareholder servicing fees ........................       1,192,371           432,250          130,516           68,185
Shareholder processing fees .......................       1,219,319           410,284          180,877           53,118
Distribution fees .................................          35,494                --               --           12,055
Legal and audit ...................................          62,377            13,011            7,359            1,804
Printing ..........................................         103,495            14,572            7,612            2,196
Registration fees and expenses ....................          24,630            23,124           22,965            4,093
Trustees' fees and officers' salary ...............          27,348             8,105            3,514            1,160
Other .............................................          50,800            15,056            6,525            2,155
                                                       ------------       -----------       ----------       ----------
                                                         13,347,224         3,777,757        2,124,283          688,939
Less fees waived ..................................      (3,335,195)       (1,177,451)        (715,098)        (241,054)
                                                       ------------       -----------       ----------       ----------
   Total expenses .................................      10,012,029         2,600,306        1,409,185          447,885
                                                       ------------       -----------       ----------       ----------
Net investment income .............................      95,601,297        20,412,656        7,893,341        2,361,172
                                                       ------------       -----------       ----------       ----------
Net realized gain (loss)
   on investments .................................          (1,105)          (12,728)             340            2,536
                                                       ------------       -----------       ----------       ----------
Net increase in net assets resulting from
   operations .....................................    $ 95,600,192       $20,399,928       $7,893,681       $2,363,708
                                                       ============       ===========       ==========       ==========

                                                         North Carolina        Ohio         Pennsylvania      Virginia
                                                           Municipal        Municipal        Municipal       Municipal
                                                          Money Market     Money Market     Money Market    Money Market
FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)        Portfolio        Portfolio        Portfolio       Portfolio
                                                           ---------        ---------        ---------       ---------
INVESTMENT INCOME:
Interest ..........................................       $2,077,987       $2,070,594       $12,419,700       $1,151,846
                                                          ----------       ----------       -----------       ----------
EXPENSES:
Investment advisory fee ...........................          262,707          250,462         1,525,720          141,150
Administration fee ................................          105,083          100,185           592,478           56,460
Custodian fee .....................................           13,533           11,720            55,260            8,794
Transfer agent fee ................................           26,626           35,605           119,664           15,340
Shareholder servicing fees ........................            1,677           60,985           241,758            3,721
Shareholder processing fees .......................            1,485           39,670           168,845            3,143
Distribution fees .................................                9            2,131            51,040              578
Legal and audit ...................................            3,888            1,374             9,948            1,284
Printing ..........................................            5,690            1,589            15,458              858
Registration fees and expenses ....................            5,979            4,863             7,660            6,978
Trustees' fees and officers' salary ...............            1,862              884             4,469              478
Other .............................................            3,460            1,642             8,301              886
                                                          ----------       ----------       -----------       ----------
                                                             431,999          511,110         2,800,601          239,670
Less fees waived ..................................         (253,556)        (176,339)         (921,260)        (137,723)
                                                          ----------       ----------       -----------       ----------
   Total expenses .................................          178,443          334,771         1,879,341          101,947
                                                          ----------       ----------       -----------       ----------
Net investment income .............................        1,899,544        1,735,823        10,540,359        1,049,899
                                                          ----------       ----------       -----------       ----------
Net realized gain (loss)
   on investments .................................           (1,661)           1,095           (20,165)              --
                                                          ----------       ----------       -----------       ----------
Net increase in net assets resulting from
   operations .....................................       $1,897,883       $1,736,918       $10,520,194       $1,049,899
                                                          ==========       ==========       ===========       ==========

See accompanying notes to financial statements.

30-31

                                BLACKROCK FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            U.S. Treasury
                                                        Money Market Portfolio           Money Market Portfolio
                                                    -------------------------------   ---------------------------
                                                       For the                           For the
                                                     Six Months          For the       Six Months       For the
                                                        Ended          Year Ended         Ended       Year Ended
                                                       3/31/00           9/30/99         3/31/00        9/30/99
                                                    --------------   --------------   ------------   ------------
                                                      (Unaudited)                      (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ......................... $   95,601,297   $  155,016,091   $ 20,412,656   $ 42,598,746
    Net realized gain (loss) on investments .......         (1,105)         (68,603)       (12,728)        29,066
                                                    --------------   --------------   ------------   ------------
  Net increase in net assets resulting
    from operations ...............................     95,600,192      154,947,488     20,399,928     42,627,812
                                                    --------------   --------------   ------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...........................    (59,590,246)     (98,261,892)    (7,616,210)   (15,659,093)
    Service Class .................................    (20,279,563)     (35,699,099)   (11,800,398)   (24,215,597)
    Hilliard Lyons Class ..........................     (3,545,984)              --             --             --
    Investor A Class ..............................    (12,009,154)     (20,886,959)      (996,046)    (2,723,328)
    Investor B Class ..............................       (119,681)        (122,431)            (2)            --
    Investor C Class ..............................        (56,669)         (45,710)            --           (728)
                                                    --------------   --------------   ------------   ------------
    Total distribution from net
      investment income ...........................    (95,601,297)    (155,016,091)   (20,412,656)   (42,598,746)
                                                    --------------   --------------   ------------   ------------
Capital share transactions ........................    489,044,189      285,875,157     42,470,380    (71,420,053)
                                                    --------------   --------------   ------------   ------------
    Total increase (decrease) in
      net assets ..................................    489,043,084      285,806,554     42,457,652    (71,390,987)

Net assets:
  Beginning of period .............................  3,320,533,618    3,034,727,064    894,224,553    965,615,540
                                                    --------------   --------------   ------------   ------------
  End of period ................................... $3,809,576,702   $3,320,533,618   $936,682,205   $894,224,553
                                                    ==============   ==============   ============   ============


                                                             Municipal                New Jersey Municipal
                                                      Money Market Portfolio         Money Market Portfolio
                                                    ---------------------------    ---------------------------
                                                       For the                        For the
                                                     Six Months       For the       Six Months       For the
                                                        Ended       Year Ended         Ended       Year Ended
                                                       3/31/00        9/30/99         3/31/00        9/30/99
                                                    ------------   ------------    ------------   ------------
                                                     (Unaudited)                    (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ......................... $  7,893,341   $ 12,328,300    $  2,361,172   $  3,899,587
    Net realized gain (loss) on investments .......          340          4,275           2,536            870
                                                    ------------   ------------    ------------   ------------
  Net increase in net assets resulting
    from operations ...............................    7,893,681     12,332,575       2,363,708      3,900,457
                                                    ------------   ------------    ------------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...........................   (4,312,845)    (7,889,717)     (1,372,887)    (2,210,426)
    Service Class .................................   (2,392,264)    (4,264,538)       (399,619)      (806,717)
    Hilliard Lyons Class ..........................   (1,102,089)            --              --             --
    Investor A Class ..............................      (86,143)      (173,039)       (588,666)      (882,443)
    Investor B Class ..............................           --             --              --             (1)
    Investor C Class ..............................           --         (1,006)             --             --
                                                    ------------   ------------    ------------   ------------
    Total distribution from net
      investment income ...........................   (7,893,341)   (12,328,300)     (2,361,172)    (3,899,587)
                                                    ------------   ------------    ------------   ------------
Capital share transactions ........................  174,731,597     (2,177,494)     35,503,067     (8,860,468)
                                                    ------------   ------------    ------------   ------------
    Total increase (decrease) in
      net assets ..................................  174,731,937     (2,173,219)     35,505,603     (8,859,598)

Net assets:
  Beginning of period .............................  394,247,425    396,420,644     139,057,966    147,917,564
                                                    ------------   ------------    ------------   ------------
  End of period ................................... $568,979,362   $394,247,425    $174,563,569   $139,057,966
                                                    ============   ============    ============   ============


                                                      North Carolina Municipal             Ohio Municipal
                                                       Money Market Portfolio          Money Market Portfolio
                                                    ----------------------------    ----------------------------
                                                       For the                         For the
                                                     Six Months        For the       Six Months        For the
                                                        Ended        Year Ended         Ended        Year Ended
                                                       3/31/00         9/30/99         3/31/00         9/30/99
                                                    ------------    ------------    ------------    ------------
                                                     (Unaudited)                     (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ......................... $  1,899,544    $  6,694,961    $  1,735,823    $  3,135,027
    Net realized gain (loss) on investments .......       (1,661)           (579)          1,095          (6,193)
                                                    ------------    ------------    ------------    ------------
  Net increase in net assets resulting
    from operations ...............................    1,897,883       6,694,382       1,736,918       3,128,834
                                                    ------------    ------------    ------------    ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...........................   (1,870,634)     (6,365,924)       (972,274)     (1,583,637)
    Service Class .................................      (23,556)       (319,883)       (155,759)       (857,398)
    Hilliard Lyons Class ..........................           --              --              --              --
    Investor A Class ..............................       (5,329)         (9,154)       (607,790)       (693,992)
    Investor B Class ..............................          (25)             --              --              --
    Investor C Class ..............................           --              --              --              --
                                                    ------------    ------------    ------------    ------------
    Total distribution from net
      investment income ...........................   (1,899,544)     (6,694,961)     (1,735,823)     (3,135,027)
                                                    ------------    ------------    ------------    ------------
Capital share transactions ........................  (62,178,524)    (21,467,926)      4,524,093     (17,138,785)
                                                    ------------    ------------    ------------    ------------
    Total increase (decrease) in
      net assets ..................................  (62,180,185)    (21,468,505)      4,525,188     (17,144,978)

Net assets:
  Beginning of period .............................  180,066,701     201,535,206     105,449,893     122,594,871
                                                    ------------    ------------    ------------    ------------
  End of period ................................... $117,886,516    $180,066,701    $109,975,081    $105,449,893
                                                    ============    ============    ============    ============


                                                        Pennsylvania Municipal        Virginia Municipal
                                                        Money Market Portfolio       Money Market Portfolio
                                                     ---------------------------   --------------------------
                                                        For the                       For the
                                                      Six Months       For the      Six Months     For the
                                                         Ended       Year Ended        Ended     Year Ended
                                                        3/31/00        9/30/99        3/31/00      9/30/99
                                                     ------------   ------------   -----------   ------------
                                                      (Unaudited)                  (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income .........................  $ 10,540,359   $ 16,687,480   $ 1,049,899   $  1,817,624
    Net realized gain (loss) on investments .......       (20,165)           558            --             --
                                                     ------------   ------------   -----------   ------------
  Net increase in net assets resulting
    from operations ...............................    10,520,194     16,688,038     1,049,899      1,817,624
                                                     ------------   ------------   -----------   ------------
Distributions to shareholders from:
  Net investment income:
    Institutional Class ...........................    (7,353,925)   (11,581,237)     (987,237)    (1,715,802)
    Service Class .................................    (1,165,584)    (2,012,057)      (46,480)       (80,532)
    Hilliard Lyons Class ..........................            --             --            --             --
    Investor A Class ..............................    (2,020,850)    (3,094,186)      (16,182)       (21,290)
    Investor B Class ..............................            --             --            --             --
    Investor C Class ..............................            --             --            --             --
                                                     ------------   ------------   -----------   ------------
    Total distribution from net
      investment income ...........................   (10,540,359)   (16,687,480)   (1,049,899)    (1,817,624)
                                                     ------------   ------------   -----------   ------------
Capital share transactions ........................   111,038,964     53,072,152     5,601,864    (26,511,446)
                                                     ------------   ------------   -----------   ------------
    Total increase (decrease) in
      net assets ..................................   111,018,799     53,072,710     5,601,864    (26,511,446)

Net assets:
  Beginning of period .............................   587,916,249    534,843,539    55,348,490     81,859,936
                                                     ------------   ------------   -----------   ------------
  End of period ...................................  $698,935,048   $587,916,249   $60,950,354   $ 55,348,490
                                                     ============   ============   ===========   ============

See accompanying notes to financial statements.

32-33

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 For a Share Outstanding Throughout Each Period

                                  NET                                 DISTRIBUTIONS    NET               NET
                                 ASSET                  DISTRIBUTIONS    FROM NET     ASSET             ASSETS      RATIO OF
                                 VALUE          NET        FROM NET      REALIZED     VALUE             END OF     EXPENSES TO
                               BEGINNING     INVESTMENT   INVESTMENT     CAPITAL      END OF   TOTAL    PERIOD    AVERAGE NET
                               OF PERIOD       INCOME      INCOME         GAINS       PERIOD  RETURN     (000)       ASSETS
-------------------------------------------------------------------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0273     $(0.0273)       $0.00       $1.00    2.76%  $2,328,704       0.42% 2
9/30/99                           1.00         0.0478      (0.0478)        0.00        1.00    4.89    2,076,083       0.42
9/30/98                           1.00         0.0532      (0.0532)        0.00        1.00    5.46    1,858,165       0.39
9/30/97                           1.00         0.0529      (0.0529)        0.00        1.00    5.42      878,566       0.32
9/30/96                           1.00         0.0533      (0.0533)        0.00        1.00    5.46      587,730       0.29
9/30/95                           1.00         0.0564      (0.0564)        0.00        1.00    5.79      654,157       0.27

SERVICE CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0258     $(0.0258)       $0.00       $1.00    2.60%    $758,395       0.72% 2
9/30/99                           1.00         0.0448      (0.0448)        0.00        1.00    4.58      748,191       0.72
9/30/98                           1.00         0.0502      (0.0502)        0.00        1.00    5.14      808,962       0.69
9/30/97                           1.00         0.0499      (0.0499)        0.00        1.00    5.11    1,610,315       0.61
9/30/96                           1.00         0.0503      (0.0503)        0.00        1.00    5.15    1,575,064       0.59
9/30/95                           1.00         0.0534      (0.0534)        0.00        1.00    5.48    1,194,017       0.57

HILLIARD LYONS CLASS
10/18/99 1 through 3/31/00 7     $1.00        $0.0232     $(0.0232)       $0.00       $1.00    2.34%    $177,261       0.89% 2

INVESTOR A CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0253     $(0.0253)       $0.00       $1.00    2.56%    $530,715       0.82% 2
9/30/99                           1.00         0.0441      (0.0441)        0.00        1.00    4.50      486,578       0.80
9/30/98                           1.00         0.0495      (0.0495)        0.00        1.00    5.06      365,458       0.77
9/30/97                           1.00         0.0491      (0.0491)        0.00        1.00    5.02      256,039       0.70
9/30/96                           1.00         0.0485      (0.0485)        0.00        1.00    4.96      162,099       0.74
9/30/95                           1.00         0.0511      (0.0511)        0.00        1.00    5.23       10,185       0.81

INVESTOR B CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0219     $(0.0219)       $0.00       $1.00    2.21%      $6,423       1.49% 2
9/30/99                           1.00         0.0371      (0.0371)        0.00        1.00    3.77        5,414       1.49
9/30/98                           1.00         0.0426      (0.0426)        0.00        1.00    4.34        1,805       1.48
9/30/97                           1.00         0.0424      (0.0424)        0.00        1.00    4.32          238       1.39
9/30/96                           1.00         0.0426      (0.0426)        0.00        1.00    4.34          138       1.36
9/15/95 1 through 9/30/95         1.00         0.0020      (0.0020)        0.00        1.00    0.20           27       1.34 2

INVESTOR C CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0219     $(0.0219)       $0.00       $1.00    2.21%      $8,079       1.49% 2
9/30/99                           1.00         0.0371      (0.0371)        0.00        1.00    3.77        4,268       1.49
9/30/98                           1.00         0.0426      (0.0426)        0.00        1.00    4.34          337       1.49
10/17/96 1 through 9/30/97        1.00         0.0390      (0.0390)        0.00        1.00    3.97            2       1.50 2
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0249     $(0.0249)       $0.00       $1.00    2.52%    $358,547       0.41% 2
9/30/99                           1.00         0.0453      (0.0453)        0.00        1.00    4.63      324,879       0.41
9/30/98                           1.00         0.0519      (0.0519)        0.00        1.00    5.32      297,161       0.38
9/30/97                           1.00         0.0515      (0.0515)        0.00        1.00    5.27      162,052       0.31
9/30/96                           1.00         0.0519      (0.0519)        0.00        1.00    5.32      167,193       0.29
9/30/95                           1.00         0.0555      (0.0555)        0.00        1.00    5.69      120,540       0.27

SERVICE CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0234     $(0.0234)       $0.00       $1.00    2.37%    $531,191       0.71% 2
9/30/99                           1.00         0.0423      (0.0423)        0.00        1.00    4.31      524,122       0.71
9/30/98                           1.00         0.0489      (0.0489)        0.00        1.00    5.00      596,644       0.68
9/30/97                           1.00         0.0485      (0.0485)        0.00        1.00    4.93      836,151       0.61
9/30/96                           1.00         0.0489      (0.0489)        0.00        1.00    5.00      955,454       0.59
9/30/95                           1.00         0.0525      (0.0525)        0.00        1.00    5.38      550,959       0.57

INVESTOR A CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0228     $(0.0228)       $0.00       $1.00    2.30%     $46,944       0.85% 2
9/30/99                           1.00         0.0412      (0.0412)        0.00        1.00    4.20       45,224       0.82
9/30/98                           1.00         0.0476      (0.0476)        0.00        1.00    4.87       71,811       0.81
9/30/97                           1.00         0.0468      (0.0468)        0.00        1.00    4.75       43,425       0.78
9/30/96                           1.00         0.0467      (0.0467)        0.00        1.00    4.77       10,630       0.79
9/30/95                           1.00         0.0501      (0.0501)        0.00        1.00    5.13        1,285       0.80

                                                                  RATIO OF NET
                         RATIO OF EXPENSES                       INVESTMENT INCOME
                             TO AVERAGE          RATIO OF NET       TO AVERAGE
                             NET  ASSETS       INVESTMENT INCOME    NET ASSETS
                             (EXCLUDING         TO AVERAGE NET      (EXCLUDING
                               WAIVERS)             ASSETS           WAIVERS)
----------------------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 7        0.61% 2             5.53% 2            5.34% 2
9/30/99                          0.61                4.78               4.59
9/30/98                          0.63                5.32               5.08
9/30/97                          0.65                5.30               4.97
9/30/96                          0.65                5.34               4.98
9/30/95                          0.64                5.66               5.28

SERVICE CLASS
10/1/99 through 3/31/00 7        0.91% 2             5.22% 2            5.03% 2
9/30/99                          0.91                4.48               4.29
9/30/98                          0.93                5.03               4.79
9/30/97                          0.94                4.99               4.66
9/30/96                          0.95                5.00               4.64
9/30/95                          0.94                5.35               4.98

HILLIARD LYONS CLASS
10/18/99 1 through 3/31/00 7     1.08% 2             5.16% 2            4.97% 2

INVESTOR A CLASS
10/1/99 through 3/31/00 7        1.01% 2             5.12% 2            4.93% 2
9/30/99                          0.99                4.40               4.21
9/30/98                          1.01                4.94               4.70
9/30/97                          1.03                4.92               4.59
9/30/96                          1.10                4.81               4.45
9/30/95                          1.19                5.15               4.78

INVESTOR B CLASS
10/1/99 through 3/31/00 7        1.68% 2             4.44% 2            4.25% 2
9/30/99                          1.68                3.71               3.52
9/30/98                          1.72                4.22               3.98
9/30/97                          1.72                4.26               3.93
9/30/96                          1.73                4.18               3.82
9/15/95 1 through 9/30/95        1.72 2              4.58 2             4.20 2

INVESTOR C CLASS
10/1/99 through 3/31/00 7        1.69% 2             4.44% 2            4.25% 2
9/30/99                          1.68                3.71               3.52
9/30/98                          1.73                4.22               3.98
10/17/96 1 through 9/30/97       1.83 2              4.01 2             3.68 2
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 7        0.69% 2             5.06% 2            4.78% 2
9/30/99                          0.68                4.53               4.26
9/30/98                          0.69                5.19               4.88
9/30/97                          0.69                5.15               4.77
9/30/96                          0.69                5.18               4.78
9/30/95                          0.69                5.64               5.22

SERVICE CLASS
10/1/99 through 3/31/00 7        0.99% 2             4.75% 2            4.47% 2
9/30/99                          0.98                4.23               3.96
9/30/98                          0.99                4.90               4.59
9/30/97                          0.99                4.85               4.47
9/30/96                          0.99                4.84               4.45
9/30/95                          0.98                5.27               4.85

INVESTOR A CLASS
10/1/99 through 3/31/00 7        1.13% 2             4.59% 2            4.31% 2
9/30/99                          1.09                4.12               3.85
9/30/98                          1.12                5.57               5.26
9/30/97                          1.16                4.70               4.32
9/30/96                          1.19                4.60               4.20
9/30/95                          1.21                5.03               4.62


See accompanying notes to financial statements.
34-35

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout Each Period


                                  NET                                 DISTRIBUTIONS    NET               NET
                                 ASSET                  DISTRIBUTIONS    FROM NET     ASSET             ASSETS      RATIO OF
                                 VALUE          NET        FROM NET      REALIZED     VALUE             END OF     EXPENSES TO
                               BEGINNING     INVESTMENT   INVESTMENT     CAPITAL      END OF   TOTAL    PERIOD    AVERAGE NET
                               OF PERIOD       INCOME      INCOME         GAINS       PERIOD  RETURN     (000)       ASSETS
------------------------------------------------------------------------------------------------------------------------------
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO (CONTINUED)
------------------------------------
INVESTOR B CLASS
1/10/00 1 through 2/7/00 7       $1.00        $0.0037     $(0.0037)       $0.00       $1.00    0.37%  $       -- 8     1.48% 2

INVESTOR C CLASS
12/8/98 1 through 5/25/99        $1.00        $0.0138     $(0.0138)       $0.00       $1.00    1.39%  $       -- 3     1.48% 2

--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0161     $(0.0161)       $0.00       $1.00    1.63%  $  328,888       0.42% 2
9/30/99                           1.00         0.0281      (0.0281)        0.00        1.00    2.85      238,281       0.42
9/30/98                           1.00         0.0327      (0.0327)        0.00        1.00    3.32      246,733       0.39
9/30/97                           1.00         0.0337      (0.0337)        0.00        1.00    3.42       58,747       0.31
9/30/96                           1.00         0.0339      (0.0339)        0.00        1.00    3.41       43,936       0.29
9/30/95                           1.00         0.0364      (0.0364)        0.00        1.00    3.70       53,778       0.27

SERVICE CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0146     $(0.0146)       $0.00       $1.00    1.47%  $  133,644       0.72% 2
9/30/99                           1.00         0.0252      (0.0252)        0.00        1.00    2.54      151,261       0.72
9/30/98                           1.00         0.0297      (0.0297)        0.00        1.00    3.01      140,155       0.69
9/30/97                           1.00         0.0307      (0.0307)        0.00        1.00    3.11      327,910       0.61
9/30/96                           1.00         0.0309      (0.0309)        0.00        1.00    3.10      261,617       0.59
9/30/95                           1.00         0.0334      (0.0334)        0.00        1.00    3.39      265,629       0.57

HILLIARD LYONS CLASS
10/26/99 1 through 3/31/00 7     $1.00        $0.0133     $(0.0133)       $0.00       $1.00    1.33%  $  101,200       0.64% 2

INVESTOR A CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0138     $(0.0138)       $0.00       $1.00    1.39%  $    5,247       0.89% 2
9/30/99                           1.00         0.0235      (0.0235)        0.00        1.00    2.37        4,705       0.89
9/30/98                           1.00         0.0280      (0.0280)        0.00        1.00    2.83        9,227       0.86
9/30/97                           1.00         0.0290      (0.0290)        0.00        1.00    2.93        8,468       0.79
9/30/96                           1.00         0.0288      (0.0288)        0.00        1.00    2.88        1,851       0.77
9/30/95                           1.00         0.0311      (0.0311)        0.00        1.00    3.15           20       0.79

INVESTOR C CLASS
10/1/98 through 12/18/98         $1.00        $0.0040     $(0.0040)       $0.00       $1.00    0.40%  $       -- 3     1.49% 2
9/30/98 6                         1.00         0.0133      (0.0133)        0.00        1.00    1.34          306       1.47
9/12/97 1 through 9/30/97         1.00         0.0013      (0.0013)        0.00        1.00    0.13           12       1.32 2
-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0159     $(0.0159)       $0.00       $1.00    1.60%  $   84,947       0.39% 2
9/30/99                           1.00         0.0279      (0.0279)        0.00        1.00    2.83       79,568       0.39
9/30/98                           1.00         0.0319      (0.0319)        0.00        1.00    3.24       68,771       0.38
9/30/97                           1.00         0.0323      (0.0323)        0.00        1.00    3.28        7,432       0.32
2/1/96 through 9/30/96            1.00         0.0207      (0.0207)        0.00        1.00    2.09          614       0.29 2
1/16/96 1 through 1/31/96         1.00         0.0000      (0.0000)        0.00        1.00    3.07        4,195       0.29 2

SERVICE CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0144     $(0.0144)       $0.00       $1.00    1.45%  $   59,035       0.69% 2
9/30/99                           1.00         0.0249      (0.0249)        0.00        1.00    2.52       37,120       0.69
9/30/98                           1.00         0.0289      (0.0289)        0.00        1.00    2.93       35,152       0.67
9/30/97                           1.00         0.0293      (0.0293)        0.00        1.00    2.96      101,294       0.61
2/1/96 through 9/30/96            1.00         0.0187      (0.0187)        0.00        1.00    1.89       68,139       0.59 2
3/1/95 through 1/31/96            1.00         0.0300      (0.0300)        0.00        1.00    3.23       56,958       0.70 2
2/28/95                           1.00         0.0200      (0.0200)        0.00        1.00    2.46       43,610       0.63


                                                                     RATIO OF NET
                              RATIO OF EXPENSES                     INVESTMENT INCOME
                                  TO AVERAGE        RATIO OF NET        TO AVERAGE
                                  NET  ASSETS     INVESTMENT INCOME     NET ASSETS
                                  (EXCLUDING       TO AVERAGE NET       (EXCLUDING
                                   WAIVERS)            ASSETS            WAIVERS)
-------------------------------------------------------------------------------------
------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO (CONTINUED)
------------------------------------
INVESTOR B CLASS
1/10/00 1 through 2/7/00 7          1.76% 2            4.27% 2            3.99% 2

INVESTOR C CLASS
12/8/98 1 through 5/25/99           1.76% 2            3.46% 2            3.18% 2

--------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
--------------------------------

INSTITUTIONAL CLASS
10/1/99 through 3/31/00 7           0.70% 2            3.27% 2            2.99% 2
9/30/99                             0.70               2.80               2.52
9/30/98                             0.71               3.25               2.93
9/30/97                             0.72               3.36               2.95
9/30/96                             0.73               3.37               2.93
9/30/95                             0.71               3.64               3.20

SERVICE CLASS
10/1/99 through 3/31/00 7           1.00% 2            2.95% 2            2.67% 2
9/30/99                             1.00               2.50               2.22
9/30/98                             1.01               2.96               2.64
9/30/97                             1.02               3.06               2.65
9/30/96                             1.03               3.08               2.64
9/30/95                             1.01               3.35               2.91

HILLIARD LYONS CLASS
10/26/99 1 through 3/31/00 7        0.92% 2            3.09% 2            2.81% 2

INVESTOR A CLASS
10/1/99 through 3/31/00 7           1.17% 2            2.79% 2            2.51% 2
9/30/99                             1.17               2.33               2.05
9/30/98                             1.18               2.80               2.48
9/30/97                             1.20               2.92               2.51
9/30/96                             1.21               2.80               2.36
9/30/95                             1.23               3.08               2.64

INVESTOR C CLASS
10/1/98 through 12/18/98            1.77% 2            1.73% 2            1.45% 2
9/30/98 6                           1.79               2.08               1.76
9/12/97 1 through 9/30/97           1.73 2             2.63 2             2.22 2
-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 7           0.70% 2            3.22% 2            2.91% 2
9/30/99                             0.71               2.79               2.47
9/30/98                             0.75               3.17               2.80
9/30/97                             0.76               3.27               2.83
2/1/96 through 9/30/96              0.78 2             3.07 2             2.58 2
1/16/96 1 through 1/31/96           0.78 2             3.07 2             2.58 2

SERVICE CLASS
10/1/99 through 3/31/00 7           1.00% 2            2.94% 2            2.63% 2
9/30/99                             1.01               2.49               2.17
9/30/98                             1.04               2.89               2.52
9/30/97                             1.05               2.93               2.49
2/1/96 through 9/30/96              1.08 2             2.82 2             2.33 2
3/1/95 through 1/31/96              0.74 2             3.17 2             3.13 2
2/28/95                             0.70               2.46               2.39


See accompanying notes to financial statements.

36-37

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout Each Period


                                  NET                                 DISTRIBUTIONS    NET               NET
                                 ASSET                  DISTRIBUTIONS    FROM NET     ASSET             ASSETS      RATIO OF
                                 VALUE          NET        FROM NET      REALIZED     VALUE             END OF     EXPENSES TO
                               BEGINNING     INVESTMENT   INVESTMENT     CAPITAL      END OF   TOTAL    PERIOD    AVERAGE NET
                               OF PERIOD       INCOME      INCOME         GAINS       PERIOD  RETURN     (000)       ASSETS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)
-------------------------------------------
INVESTOR A CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0132     $(0.0132)       $0.00       $1.00    1.33%  $   30,582       0.92% 2
9/30/99                           1.00         0.0227      (0.0227)        0.00        1.00    2.30       22,370       0.91
9/30/98                           1.00         0.0265      (0.0265)        0.00        1.00    2.68       43,995       0.91
9/30/97                           1.00         0.0268      (0.0268)        0.00        1.00    2.71       21,691       0.86
2/1/96 through 9/30/96            1.00         0.0175      (0.0175)        0.00        1.00    1.76       17,314       0.78 2
1/16/96 1 through 1/31/96         1.00         0.0000      (0.0000)        0.00        1.00    2.66       21,662       0.71 2

INVESTOR B CLASS
10/1/99 through 2/8/00 7         $1.00        $0.0000     $ 0.0000        $0.00       $1.00      --%  $       -- 8     1.42% 2
9/30/99                           1.00         0.0094      (0.0094)        0.00        1.00    0.94           --       1.46
5/13/98 5 through 9/30/98         1.00         0.0079      (0.0079)        0.00        1.00    0.79           --       1.44 2
3/20/97 1 through 7/17/97         1.00         0.0077      (0.0077)        0.00        1.00    0.77           -- 4     1.37 2
-----------------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0163     $(0.0163)       $0.00       $1.00    1.65%  $  116,329       0.30% 2
9/30/99                           1.00         0.0288      (0.0288)        0.00        1.00    2.92      178,059       0.30
9/30/98                           1.00         0.0335      (0.0335)        0.00        1.00    3.40      181,984       0.29
9/30/97                           1.00         0.0334      (0.0334)        0.00        1.00    3.39      147,658       0.28
9/30/96                           1.00         0.0338      (0.0338)        0.00        1.00    3.43      112,097       0.25
9/30/95                           1.00         0.0359      (0.0359)        0.00        1.00    3.65       76,673       0.21

SERVICE CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0148     $(0.0148)       $0.00       $1.00    1.49%  $    1,201       0.60% 2
9/30/99                           1.00         0.0258      (0.0258)        0.00        1.00    2.61        1,639       0.60
9/30/98                           1.00         0.0305      (0.0305)        0.00        1.00    3.09       19,306       0.60
9/30/97                           1.00         0.0304      (0.0304)        0.00        1.00    3.08       23,704       0.60
9/30/96                           1.00         0.0308      (0.0308)        0.00        1.00    3.12        7,463       0.55
11/1/94 5 through 9/30/95         1.00         0.0305      (0.0305)        0.00        1.00    3.11        1,841       0.55 2

INVESTOR A CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0140     $(0.0140)       $0.00       $1.00    1.41%  $      352       0.78% 2
9/30/99                           1.00         0.0241      (0.0241)        0.00        1.00    2.44          369       0.77
9/30/98                           1.00         0.0288      (0.0288)        0.00        1.00    2.92          245       0.76
9/30/97                           1.00         0.0287      (0.0287)        0.00        1.00    2.91          304       0.76
9/30/96                           1.00         0.0286      (0.0286)        0.00        1.00    2.90          111       0.76
2/14/95 1 through 9/30/95         1.00         0.0194      (0.0194)        0.00        1.00    1.95           53       0.83 2

INVESTOR B CLASS
1/12/00 1 through 3/31/00 7      $1.00        $0.0046     $(0.0046)       $0.00       $1.00    0.46%  $        5       1.46% 2
-------------------------------------
OHIO MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0166     $(0.0166)       $0.00       $1.00    1.68%  $   57,886       0.39% 2
9/30/99                           1.00         0.0294      (0.0294)        0.00        1.00    2.98       49,237       0.39
9/30/98                           1.00         0.0334      (0.0334)        0.00        1.00    3.39       48,614       0.36
9/30/97                           1.00         0.0340      (0.0340)        0.00        1.00    3.45       23,739       0.30
9/30/96                           1.00         0.0346      (0.0346)        0.00        1.00    3.52       32,944       0.29
9/30/95                           1.00         0.0363      (0.0363)        0.00        1.00    3.69       23,679       0.27

SERVICE CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0151     $(0.0151)       $0.00       $1.00    1.52%  $   10,502       0.69% 2
9/30/99                           1.00         0.0264      (0.0264)        0.00        1.00    2.67       11,284       0.69
9/30/98                           1.00         0.0304      (0.0304)        0.00        1.00    3.08       58,077       0.67
9/30/97                           1.00         0.0310      (0.0310)        0.00        1.00    3.15       58,160       0.61
9/30/96                           1.00         0.0316      (0.0316)        0.00        1.00    3.21       45,525       0.59
9/30/95                           1.00         0.0333      (0.0333)        0.00        1.00    3.38       49,857       0.57


                                                                          RATIO OF NET
                                   RATIO OF EXPENSES                     INVESTMENT INCOME
                                       TO AVERAGE        RATIO OF NET        TO AVERAGE
                                       NET  ASSETS     INVESTMENT INCOME     NET ASSETS
                                       (EXCLUDING       TO AVERAGE NET       (EXCLUDING
                                        WAIVERS)            ASSETS            WAIVERS)
------------------------------------------------------------------------------------------
----------------------------------
NEW JERSEY MUNICIPAL MONEY MARKET
----------------------------------
INVESTOR A CLASS
10/1/99 through 3/31/00 7                1.23% 2             2.70% 2            2.39% 2
9/30/99                                  1.23                2.27               1.95
9/30/98                                  1.28                2.64               2.27
9/30/97                                  1.30                2.68               2.24
2/1/96 through 9/30/96                   1.27 2              2.63 2             2.15 2
1/16/96 1 through 1/31/96                1.20 2              2.66 2             2.17 2

INVESTOR B CLASS
10/1/99 through 2/8/00 7                 1.73% 2             1.68% 2            1.37% 2
9/30/99                                  1.78                1.72               1.40
5/13/98 5 through 9/30/98                1.81 2              2.12 2             1.75 2
3/20/97 1 through 7/17/97                1.81 2              2.35 2             1.91 2
-------------------------------------
NORTH CAROLINA MUNICIPAL MONEY MARKET
-------------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 7                0.74% 2             3.30% 2            2.86% 2
9/30/99                                  0.70                2.87               2.47
9/30/98                                  0.74                3.35               2.90
9/30/97                                  0.73                3.34               2.89
9/30/96                                  0.74                3.33               2.84
9/30/95                                  0.74                3.61               3.08

SERVICE CLASS
10/1/99 through 3/31/00 7                1.04% 2             2.98% 2            2.54% 2
9/30/99                                  1.00                2.57               2.17
9/30/98                                  1.05                3.04               2.59
9/30/97                                  1.05                3.04               2.59
9/30/96                                  1.04                3.06               2.56
11/1/94 5 through 9/30/95                1.08 2              3.34 2             2.81 2

INVESTOR A CLASS
10/1/99 through 3/31/00 7                1.22% 2             2.83% 2            2.39% 2
9/30/99                                  1.17                2.40               2.00
9/30/98                                  1.21                2.88               2.43
9/30/97                                  1.21                2.88               2.43
9/30/96                                  1.25                2.83               2.34
2/14/95 1 through 9/30/95                1.36 2              3.05 2             2.52 2

INVESTOR B CLASS
1/12/00 1 through 3/31/00 7              1.90% 2             2.29% 2            1.85% 2
-------------------------------------
OHIO MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 7                0.71% 2             3.37% 2            3.05% 2
9/30/99                                  0.71                2.95               2.63
9/30/98                                  0.72                3.36               3.00
9/30/97                                  0.73                3.37               2.94
9/30/96                                  0.75                3.47               3.01
9/30/95                                  0.73                3.66               3.20

SERVICE CLASS
10/1/99 through 3/31/00 7                1.01% 2             3.07% 2            2.75% 2
9/30/99                                  1.01                2.65               2.33
9/30/98                                  1.03                3.04               2.68
9/30/97                                  1.03                3.10               2.68
9/30/96                                  1.05                3.17               2.71
9/30/95                                  1.03                3.35               2.89



See accompanying notes to financial statements.

38-39

                                 BLACKROCK FUNDS

                 For a Share Outstanding Throughout Each Period

                                  NET                                 DISTRIBUTIONS    NET               NET
                                 ASSET                  DISTRIBUTIONS    FROM NET     ASSET             ASSETS      RATIO OF
                                 VALUE          NET        FROM NET      REALIZED     VALUE             END OF     EXPENSES TO
                               BEGINNING     INVESTMENT   INVESTMENT     CAPITAL      END OF   TOTAL    PERIOD    AVERAGE NET
                               OF PERIOD       INCOME      INCOME         GAINS       PERIOD  RETURN     (000)       ASSETS
------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
OHIO MUNICIPAL MONEY MARKET PORTFOLIO (CONTINUED)
-------------------------------------
INVESTOR A CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0142     $(0.0142)       $0.00       $1.00    1.43%  $   41,587       0.87% 2
9/30/99                           1.00         0.0246      (0.0246)        0.00        1.00    2.49       44,929       0.87
9/30/98                           1.00         0.0286      (0.0286)        0.00        1.00    2.90       15,904       0.85
9/30/97                           1.00         0.0292      (0.0292)        0.00        1.00    2.96       15,876       0.79
9/30/96                           1.00         0.0293      (0.0293)        0.00        1.00    2.98        5,672       0.79
9/30/95                           1.00         0.0310      (0.0310)        0.00        1.00    3.15           75       0.80
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0162     $(0.0162)       $0.00       $1.00    1.63%  $  460,524       0.42% 2
9/30/99                           1.00         0.0280      (0.0280)        0.00        1.00    2.84      376,402       0.42
9/30/98                           1.00         0.0322      (0.0322)        0.00        1.00    3.27      350,249       0.39
9/30/97                           1.00         0.0332      (0.0332)        0.00        1.00    3.37      229,164       0.30
9/30/96                           1.00         0.0334      (0.0334)        0.00        1.00    3.40      198,822       0.29
9/30/95                           1.00         0.0355      (0.0355)        0.00        1.00    3.61      233,414       0.26

SERVICE CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0147     $(0.0147)       $0.00       $1.00    1.48%  $   93,738       0.72% 2
9/30/99                           1.00         0.0250      (0.0250)        0.00        1.00    2.53       76,173       0.72
9/30/98                           1.00         0.0292      (0.0292)        0.00        1.00    2.97       73,735       0.69
9/30/97                           1.00         0.0302      (0.0302)        0.00        1.00    3.06      234,472       0.61
9/30/96                           1.00         0.0304      (0.0304)        0.00        1.00    3.04      224,197       0.59
9/30/95                           1.00         0.0325      (0.0325)        0.00        1.00    3.33      147,739       0.57

INVESTOR A CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0138     $(0.0138)       $0.00       $1.00    1.39%  $  144,673       0.90% 2
9/30/99                           1.00         0.0235      (0.0235)        0.00        1.00    2.37      135,341       0.88
9/30/98                           1.00         0.0276      (0.0276)        0.00        1.00    2.80      110,860       0.85
9/30/97                           1.00         0.0285      (0.0285)        0.00        1.00    2.89       98,218       0.77
9/30/96                           1.00         0.0281      (0.0281)        0.00        1.00    2.90       63,424       0.81
9/30/95                           1.00         0.0302      (0.0302)        0.00        1.00    3.06          750       0.82
-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0168     $(0.0168)       $0.00       $1.00    1.69%  $   56,241       0.30% 2
9/30/99                           1.00         0.0294      (0.0294)        0.00        1.00    2.98       51,301       0.30
9/30/98                           1.00         0.0338      (0.0338)        0.00        1.00    3.43       77,812       0.30
9/30/97                           1.00         0.0347      (0.0347)        0.00        1.00    3.53       62,834       0.22
9/30/96                           1.00         0.0348      (0.0348)        0.00        1.00    3.54       38,553       0.14
9/30/95                           1.00         0.0368      (0.0368)        0.00        1.00    3.74       24,409       0.10

SERVICE CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0153     $(0.0153)       $0.00       $1.00    1.54%  $    3,555       0.60% 2
9/30/99                           1.00         0.0264      (0.0264)        0.00        1.00    2.68        2,786       0.60
9/30/98                           1.00         0.0308      (0.0308)        0.00        1.00    3.13        3,405       0.60
9/30/97                           1.00         0.0317      (0.0317)        0.00        1.00    3.22        5,244       0.48
9/30/96                           1.00         0.0318      (0.0318)        0.00        1.00    3.25       14,968       0.45
10/11/94 1 through 9/30/95        1.00         0.0330      (0.0330)        0.00        1.00    3.35          821       0.40 2

INVESTOR A CLASS
10/1/99 through 3/31/00 7        $1.00        $0.0140     $(0.0140)       $0.00       $1.00    1.41%  $    1,154       0.87% 2
9/30/99                           1.00         0.0237      (0.0237)        0.00        1.00    2.40        1,261       0.87
9/30/98                           1.00         0.0280      (0.0280)        0.00        1.00    2.84          643       0.87
5/27/97 1 through 9/30/97         1.00         0.0102      (0.0102)        0.00        1.00    1.03        1,096       0.86 2

                                                                        RATIO OF NET
                                 RATIO OF EXPENSES                     INVESTMENT INCOME
                                     TO AVERAGE        RATIO OF NET        TO AVERAGE
                                     NET  ASSETS     INVESTMENT INCOME     NET ASSETS
                                     (EXCLUDING       TO AVERAGE NET       (EXCLUDING
                                      WAIVERS)            ASSETS            WAIVERS)
----------------------------------------------------------------------------------------
-------------------------------------
OHIO MUNICIPAL MONEY MARKET PORTFOLIO
-------------------------------------
INVESTOR A CLASS
10/1/99 through 3/31/00 7              1.19% 2             2.88% 2            2.56% 2
9/30/99                                1.19                2.47               2.15
9/30/98                                1.21                2.86               2.50
9/30/97                                1.21                2.92               2.50
9/30/96                                1.25                2.88               2.42
9/30/95                                1.26                3.02               2.56
---------------------------------------------
PENNSYLVANIA MUNICIPAL MONEY MARKET PORTFOLIO
---------------------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 7              0.70% 2             3.29% 2            3.01% 2
9/30/99                                0.70                2.80               2.52
9/30/98                                0.71                3.19               2.87
9/30/97                                0.70                3.31               2.91
9/30/96                                0.71                3.34               2.92
9/30/95                                0.68                3.54               3.12

SERVICE CLASS
10/1/99 through 3/31/00 7              1.00% 2             2.98% 2            2.70% 2
9/30/99                                1.00                2.50               2.22
9/30/98                                1.01                2.92               2.60
9/30/97                                1.01                3.01               2.61
9/30/96                                1.01                3.02               2.59
9/30/95                                0.99                3.29               2.87

INVESTOR A CLASS
10/1/99 through 3/31/00 7              1.18% 2             2.80% 2            2.52% 2
9/30/99                                1.16                2.34               2.06
9/30/98                                1.17                2.75               2.43
9/30/97                                1.17                2.85               2.45
9/30/96                                1.23                2.81               2.39
9/30/95                                1.24                3.03               2.61
-----------------------------------------
VIRGINIA MUNICIPAL MONEY MARKET PORTFOLIO
-----------------------------------------
INSTITUTIONAL CLASS
10/1/99 through 3/31/00 7              0.74% 2             3.41% 2            2.97% 2
9/30/99                                0.75                2.95               2.50
9/30/98                                0.77                3.37               2.90
9/30/97                                0.81                3.49               2.90
9/30/96                                0.82                3.47               2.79
9/30/95                                0.95                3.71               2.86

SERVICE CLASS
10/1/99 through 3/31/00 7              1.04% 2             3.10% 2            2.66% 2
9/30/99                                1.05                2.65               2.20
9/30/98                                1.07                3.08               2.61
9/30/97                                1.07                3.12               2.53
9/30/96                                1.12                3.05               2.38
10/11/94 1 through 9/30/95             1.25 2              3.50 2             2.65 2

INVESTOR A CLASS
10/1/99 through 3/31/00 7              1.31% 2             2.83% 2            2.39% 2
9/30/99                                1.32                2.38               1.93
9/30/98                                1.34                2.85               2.38
5/27/97 1 through 9/30/97              1.45 2              2.95 2             2.36 2

1  Commencement of operations of share class.
2  Annualized.
3  There were no Investor C shares outstanding as of September 30, 1999.
4  There were no Investor B shares outstanding as of September 30, 1997.
5  Reissuance of shares.
6  This class has opened, closed and then reopened during the fiscal year. The financial  highlights are reflective of the cummulative periods that the class was opened.
7  Unaudited.
8  There were no Investor B shares  outstanding as of March 31, 2000.

See accompanying notes to financial statements.
40-41

                                BLACKROCK FUNDS

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     BlackRock Funds SM ("the Fund") was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 36 publicly-offered portfolios, eight of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Each portfolio of the Fund may offer as many as seven classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class-specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.


-----------------------------------------------------------------------------------------------------------------------
         Portfolio                                                                        Share Classes
-----------------------------------------------------------------------------------------------------------------------
                                  Institutional             Service            Hilliard Lyons          Investor A
-----------------------------------------------------------------------------------------------------------------------
                             Contractual   Actual   Contractual   Actual   Contractual   Actual   Contractual   Actual
                                 Fees     Fees (4)    Fees (1)   Fees (4)    Fees (2)   Fees (4)    Fees (2)   Fees (4)
-----------------------------------------------------------------------------------------------------------------------
Money Market                     None       None       0.30%      0.30%       0.50%       0.40%      0.50%      0.40%
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market       None       None       0.30%      0.30%        N/A         N/A       0.50%      0.40%
-----------------------------------------------------------------------------------------------------------------------
Municipal Money Market           None       None       0.30%      0.30%       0.50%       0.15%      0.50%      0.40%
-----------------------------------------------------------------------------------------------------------------------
New Jersey Municipal Money
  Market                         None       None       0.30%      0.30%        N/A         N/A       0.50%      0.48%
-----------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Money
  Market                         None       None       0.30%      0.30%        N/A         N/A       0.50%      0.40%
-----------------------------------------------------------------------------------------------------------------------
Ohio Municipal Money Market      None       None       0.30%      0.30%        N/A         N/A       0.50%      0.41%
-----------------------------------------------------------------------------------------------------------------------
Pennsylvania Municipal Money
  Market                         None       None       0.30%      0.30%        N/A         N/A       0.50%      0.47%
-----------------------------------------------------------------------------------------------------------------------
Virginia Municipal Money Market  None       None       0.30%      0.30%        N/A         N/A       0.50%      0.50%
-----------------------------------------------------------------------------------------------------------------------

                                     Investor B            Investor C
----------------------------------------------------------------------------
                                Contractual   Actual   Contractual   Actual
                                  Fees (3)   Fees (4)    Fees (3)   Fees (4)
----------------------------------------------------------------------------
Money Market                       1.15%       1.00%       1.15%       1.00%
----------------------------------------------------------------------------
U.S. Treasury Money Market         1.15%       1.00%       1.15%        N/A
----------------------------------------------------------------------------
Municipal Money Market             1.15%        N/A        1.15%        N/A
----------------------------------------------------------------------------
New Jersey Municipal Money
  Market                           1.15%       1.00%       1.15%        N/A
----------------------------------------------------------------------------
North Carolina Municipal Money
  Market                           1.15%       1.00%       1.15%        N/A
----------------------------------------------------------------------------
Ohio Municipal Money Market        1.15%        N/A        1.15%        N/A
----------------------------------------------------------------------------
Pennsylvania Municipal Money
  Market                           1.15%        N/A        1.15%        N/A
----------------------------------------------------------------------------
Virginia Municipal Money Market    1.15%        N/A        1.15%        N/A
----------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of March 31, 2000.


In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Hilliard Lyons, Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net assets of such respective classes.

(A) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from these estimates.

     SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the  security.  Regular  review and  monitoring  of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain the net asset value per share of each Portfolio at $1.00.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

                                BLACKROCK FUNDS

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Institutional Management Corporation ("BIMC"), a wholly-owned subsidiary of BlackRock, serves as sub-adviser to the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc.

     For its advisory services, BlackRock is entitled to receive fees at the following annual rates, computed daily and payable monthly, based on each Portfolio's average net assets: .45% of the first $1 billion, .40% of the next $1 billion, .375% of the next $1 billion and .35% of net assets in excess of $3 billion.

     For the period ended March 31, 2000, advisory fees and waivers for each Portfolio were as follows:

                                                              Gross                           Net
                                                           Advisory Fee      Waiver       Advisory Fee
                                                           ------------    ----------     ------------
     Money Market Portfolio ..............................  $7,159,238     $3,335,195      $3,824,043
     U.S. Treasury Money Market Portfolio ................   1,917,645      1,177,451         740,194
     Municipal Money Market Portfolio ....................   1,146,572        715,098         431,474
     New Jersey Municipal Money Market Portfolio .........     353,472        241,054         112,418
     North Carolina Municipal Money Market Portfolio .....     262,707        252,409          10,298
     Ohio Municipal Money Market Portfolio ...............     250,462        176,339          74,123
     Pennsylvania Municipal Money Market Portfolio .......   1,525,720        921,260         604,460
     Virginia Municipal Money Market Portfolio ...........     141,150        137,655           3,495

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. and BlackRock act as co-administrators for the
Fund.   For  these   services,   the   co-administrators   receive  a   combined
administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates:
 .085% of the first $500 million, .075% of the next $500 million and .065% of assets in excess of $1 billion. In addition, each of the classes are charged an administration fee based on the following percentage of average daily net assets of each respective class: .095% of the first $500 million, .085% of the next $500 million and .075% of assets in excess of $1 billion.

     For the period ended March 31, 2000, administration fees and waivers for each Portfolio were as follows:

                                                               Gross                           Net
                                                          Administration                 Administration
                                                                Fee            Waiver          Fee
                                                          --------------       ------    --------------
     Money Market Portfolio ..............................  $2,663,695         $   --      $2,663,695
     U.S. Treasury Money Market Portfolio ................     731,829             --         731,829
     Municipal Money Market Portfolio ....................     457,833             --         457,833
     New Jersey Municipal Money Market Portfolio .........     141,389             --         141,389
     North Carolina Municipal Money Market Portfolio .....     105,083          1,147         103,936
     Ohio Municipal Money Market Portfolio ...............     100,185             --         100,185
     Pennsylvania Municipal Money Market Portfolio .......     592,478             --         592,478
     Virginia Municipal Money Market Portfolio ...........      56,460             68          56,392

                                 BLACKROCK FUNDS

(B) TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     Prior to February 1, 1999, BlackRock may have, at its discretion, waived all or any portion of its advisory fees for any Portfolio. In addition, PFPC and BlackRock may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.

     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio.

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.

     The expense limits as a percentage of average daily net assets and amounts subject to possible reimbursement under the expense limitation agreement were as follows:

     Money Market .....................................     .310%     $7,631,173
     U.S. Treasury Money Market .......................     .295%      2,937,888
     Municipal Money Market ...........................     .295%      1,558,018
     New Jersey Municipal Money Market ................     .265%        553,950
     North Carolina Municipal Money Market ............     .195%        923,096
     Ohio Municipal Money Market ......................     .265%        417,142
     Pennsylvania Municipal Money Market ..............     .295%      2,063,383
     Virginia Municipal Money Market ..................     .205%        309,889

     PFPC Trust Co. serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer agent and dividend disbursing agent.

     Under the Fund's Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to BlackRock Distributors, Inc. as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into service agreements with service organization (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

                                BLACKROCK FUNDS

(C) CAPITAL SHARES

     Because the Portfolios have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, acquisitions, reinvestments, and redemptions is the same as the dollar amounts shown below for such transactions.

     Transactions in capital shares for each period were as follows:

                                                  Money Market Portfolio
                                           -------------------------------------
                                              For the             For the Year
                                           Six Months Ended          Ended
                                               3/31/00              9/30/99
                                           ----------------     ---------------
                                             (Unaudited)
Shares sold:
     Institutional Class .................. $ 1,347,217,714     $ 2,723,434,142
     Service Class ........................     992,741,333       2,720,807,611
     Hilliard Lyons Class .................     260,284,838                  --
     Investor A Class .....................   1,130,162,328       2,512,122,406
     Investor B Class .....................      11,494,579          12,639,333
     Investor C Class .....................      20,419,254          22,030,422
Shares issued in reinvestment of dividends:
     Institutional Class ..................          55,302             466,421
     Service Class ........................       3,200,613           6,670,890
     Hilliard Lyons Class .................       2,747,346                  --
     Investor A Class .....................      11,420,548          18,658,333
     Investor B Class .....................          98,382              93,558
     Investor C Class .....................          38,876              31,755
Shares redeemed:
     Institutional Class ..................  (1,094,658,450)     (2,505,940,526)
     Service Class ........................    (985,739,312)     (2,788,232,297)
     Hilliard Lyons Class .................     (85,770,715)                 --
     Investor A Class .....................  (1,097,437,105)     (2,409,651,253)
     Investor B Class .....................     (10,583,984)         (9,124,279)
     Investor C Class .....................     (16,647,358)        (18,131,359)
                                            ---------------     ---------------
Net increase .............................. $   489,044,189     $   285,875,157
                                            ===============     ===============

                                                 U.S. Treasury Money
                                                   Market Portfolio
                                           ----------------------------------
                                              For the            For the Year
                                          Six Months Ended           Ended
                                              3/31/00              9/30/99
                                           ---------------       ------------
                                            (Unaudited)
Shares sold:
     Institutional Class ..................$   438,520,627      $   910,330,259
     Service Class ........................  1,016,291,380        2,196,002,421
     Investor A Class .....................     83,105,235          204,846,376
     Investor B Class .....................          1,012                   --
     Investor C Class .....................             --               54,331
Shares issued in reinvestment of dividends:
     Institutional Class ..................          4,279                9,442
     Service Class ........................        594,559            2,493,676
     Investor A Class .....................      1,004,827            2,629,147
     Investor B Class .....................              2                   --
     Investor C Class .....................             --                  722
Shares redeemed:
     Institutional Class ..................   (404,851,683)        (882,632,578)
     Service Class ........................ (1,009,809,365)      (2,271,034,326)
     Investor A Class .....................    (82,389,479)        (234,064,470)
     Investor B Class .....................         (1,014)                  --
     Investor C Class .....................             --              (55,053)
                                                                        -------
Net increase (decrease) ...................$    42,470,380      $   (71,420,053)
                                           ===============      ===============

                                BLACKROCK FUNDS

                                                     Municipal Money
                                                    Market Portfolio
                                           -------------------------------------
                                               For the             For the Year
                                           Six Months Ended           Ended
                                               3/31/00               9/30/99
                                           ----------------       -------------
                                             (Unaudited)
Shares sold:
     Institutional Class ..................  $ 304,539,793        $ 626,515,555
     Service Class ........................    369,720,404          758,806,431
     Hilliard Lyons Class .................    140,977,421                   --
     Investor A Class .....................      8,258,992           22,899,335
     Investor C Class .....................             --                  115
Shares issued in reinvestment of dividends:
     Institutional Class ..................            381                   --
     Service Class ........................        364,219            1,063,097
     Hilliard Lyons Class .................        825,076                   --
     Investor A Class .....................         80,437              167,158
     Investor C Class .....................             --                1,397
Shares redeemed:
     Institutional Class ..................   (213,933,759)        (634,971,125)
     Service Class ........................   (387,702,273)        (748,764,662)
     Hilliard Lyons Class .................    (40,601,365)                  --
     Investor A Class .....................     (7,797,729)         (27,587,702)
     Investor C Class .....................             --             (307,093)
                                             -------------        -------------
Net increase (decrease) ...................  $ 174,731,597        $  (2,177,494)
                                             =============        =============

                                                  New Jersey Municipal
                                                 Money Market Portfolio
                                           -------------------------------------
                                               For the            For the Year
                                           Six Months Ended           Ended
                                               3/31/00              9/30/99
                                           ----------------       ------------
                                             (Unaudited)
Shares sold:
     Institutional Class ..................  $ 82,968,025         $ 159,417,665
     Service Class ........................    35,271,628            40,346,284
     Investor A Class .....................    89,429,850           126,463,562
     Investor B Class .....................            --                    --
Shares issued in reinvestment of dividends:
     Institutional Class ..................        64,685                50,493
     Service Class ........................        43,141                83,193
     Investor A Class .....................       389,148               823,079
     Investor B Class .....................            --                     1
Shares redeemed:
     Institutional Class ..................   (77,655,875)         (148,671,242)
     Service Class ........................   (13,400,217)          (38,461,030)
     Investor A Class .....................   (81,607,266)         (148,912,473)
     Investor B Class .....................           (52)                   --
                                             ------------          ------------
Net increase (decrease) ...................  $ 35,503,067          $ (8,860,468)
                                             ============          ============

                                BLACKROCK FUNDS

                                                North Carolina Municipal
                                                  Money Market Portfolio
                                           -----------------------------------
                                               For the          For the Year
                                           Six Months Ended         Ended
                                               3/31/00            9/30/99
                                           ----------------     ------------
                                             (Unaudited)
Shares sold:
     Institutional Class ..................  $ 150,818,906      $ 535,254,134
     Service Class ........................     10,796,672         56,837,213
     Investor A Class .....................         40,044            190,110
     Investor B Class .....................          5,445                 --
Shares issued in reinvestment of dividends:
     Institutional Class ..................          7,507              4,403
     Service Class ........................         19,298             36,151
     Investor A Class .....................          5,238              9,128
     Investor B Class .....................              9                 --
Shares redeemed:
     Institutional Class ..................   (212,555,839)      (539,183,661)
     Service Class ........................    (11,253,558)       (74,540,755)
     Investor A Class .....................        (62,246)           (74,649)
     Investor B Class .....................              --                  --
                                             -------------      -------------
Net decrease ..............................  $ (62,178,524)     $ (21,467,926)
                                             =============      =============

                                                        Ohio Municipal
                                                    Money Market Portfolio
                                           ------------------------------------
                                               For the             For the Year
                                           Six Months Ended           Ended
                                               3/31/00               9/30/99
                                           ----------------       -------------
                                             (Unaudited)
Shares sold:
     Institutional Class ..................  $ 116,646,993        $ 182,873,102
     Service Class ........................     20,202,337          110,327,709
     Investor A Class .....................     37,604,132          109,339,237
Shares issued in reinvestment of dividends:
     Institutional Class ..................          2,616                2,440
     Service Class ........................          9,471              561,579
     Investor A Class .....................        601,503              663,445
Shares redeemed:
     Institutional Class ..................   (108,000,830)        (182,249,894)
     Service Class ........................    (20,994,298)        (157,679,961)
     Investor A Class .....................    (41,547,831)         (80,976,442)
                                             -------------        -------------
Net increase (decrease) ...................  $   4,524,093        $ (17,138,785)
                                             =============        =============

                                 BLACKROCK FUNDS

                                                    Pennsylvania Municipal
                                                    Money Market Portfolio
                                            -----------------------------------
                                                For the           For the Year
                                            Six Months Ended          Ended
                                                3/31/00             9/30/99
                                             -------------      ---------------
                                              (Unaudited)
Shares sold:
     Institutional Class ..................  $ 528,934,940      $ 1,037,502,953
     Service Class ........................    108,838,019          190,803,785
     Investor A Class .....................    250,366,975          486,622,487
Shares issued in reinvestment of dividends:
     Institutional Class ..................         35,154               67,375
     Service Class ........................        361,783              605,537
     Investor A Class .....................      2,005,597            3,058,878
Shares redeemed:
     Institutional Class ..................   (444,834,896)      (1,011,416,929)
     Service Class ........................    (91,632,599)        (188,971,099)
     Investor A Class .....................   (243,036,009)        (465,200,835)
                                             -------------      ---------------
Net increase ..............................  $ 111,038,964      $    53,072,152
                                             =============      ===============

                                                    Virginia Municipal
                                                  Money Market Portfolio
                                           ------------------------------------
                                               For the            For the Year
                                           Six Months Ended           Ended
                                                3/31/00              9/30/99
                                           ----------------       -------------
                                             (Unaudited)
Shares sold:
     Institutional Class ..................  $ 62,494,486         $ 121,465,660
     Service Class ........................     5,313,940             8,816,929
     Investor A Class .....................       756,760             2,752,842
Shares issued in reinvestment of dividends:
     Institutional Class ..................         1,079               246,705
     Service Class ........................        43,684                78,555
     Investor A Class .....................        16,106                20,870
Shares redeemed:
     Institutional Class ..................   (57,555,257)         (148,222,976)
     Service Class ........................    (4,588,794)           (9,514,476)
     Investor A Class .....................      (880,140)           (2,155,555)
                                             ------------         -------------
Net increase (decrease) ...................  $  5,601,864         $ (26,511,446)
                                             ============         =============

     On March 31, 2000, one shareholder held approximately 25% of the outstanding shares of the U. S. Treasury Money Market Portfolio, one shareholder held approximately 13% of the outstanding shares of the New Jersey Municipal Money Market Portfolio, three shareholders held approximately 87% of the outstanding shares of the North Carolina Municipal Money Market Portfolio, one shareholder held approximately 10% of the Ohio Municipal Money Market Portfolio, one shareholder held approximately 12% of the Pennsylvania Municipal Money Market Portfolio and two shareholders held approximately 72% of the outstanding shares of the Virginia Municipal Money Market Portfolio. Some of the shareholders are actually omnibus accounts, which are held on behalf of several individual shareholders.

                                 BLACKROCK FUNDS

(D) AT MARCH 31, 2000, NET ASSETS CONSISTED OF:

                                                                   U.S.                             New Jersey
                                                                 Treasury           Municipal        Municipal
                                            Money Market        Money Market      Money Market     Money Market
                                             Portfolio           Portfolio         Portfolio         Portfolio
                                           --------------       ------------      ------------     ------------
Capital paid-in ........................   $3,809,565,884       $936,648,342      $569,048,639     $174,568,413
Accumulated net realized gain (loss) on
   investment transactions .............           10,818             33,863           (69,277)          (4,844)
                                           --------------       ------------      ------------     ------------
                                           $3,809,576,702       $936,682,205      $568,979,362     $174,563,569
                                           ==============       ============      ============     ============
                                               North
                                             Carolina              Ohio           Pennsylvania      Virginia
                                             Municipal           Municipal          Municipal       Municipal
                                            Money Market        Money Market       Money Market    Money Market
                                             Portfolio           Portfolio          Portfolio       Portfolio
                                           --------------       ------------      ------------     ------------
Capital paid-in ........................    $117,887,419        $110,009,068      $698,965,174      $60,950,946
Accumulated net realized loss on
   investment transactions .............            (903)            (33,987)          (30,126)            (592)
                                           --------------       ------------      ------------     ------------
                                            $117,886,516        $109,975,081      $698,935,048      $60,950,354
                                           ==============       ============      ============     ============

(E) CAPITAL LOSS CARRYOVER

     At September 30, 1999, capital loss carryovers were available to offset possible future realized capital gains as follows:

                                                      Capital Loss     Year Of
                                                      Carryforward   Expiration
                                                      ------------   ----------
     Money Market Portfolio                              $23,015        2007

     Municipal Money Market Portfolio:                    15,971        2000
                                                          20,433        2001
                                                          19,387        2002
                                                          12,355        2003
                                                           1,471        2006

     New Jersey Municipal Money Market Portfolio:          1,262        2001
                                                             340        2002
                                                           1,288        2006

     North Carolina Municipal Money Market Portfolio:        121        2003

     Ohio Municipal Money Market Portfolio:                2,285        2002
                                                           5,840        2005
                                                           4,223        2006
                                                          16,541        2007

     Pennsylvania Municipal Money Market Portfolio:          191        2002
                                                           1,329        2003
                                                           3,233        2004
                                                           1,626        2005
                                                           3,403        2006

     Virginia Municipal Money Market Portfolio:              171        2003
                                                             401        2007

     At September 30, 1999, deferred post-October losses for the Money Market Portfolio were $45,588, New Jersey Municipal Money Market Portfolio $4,485, North Carolina Municipal Money Market Portfolio $218 and the Ohio Municipal Money Market Portfolio were $6,193.

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser                      Distributor
   BlackRock Advisors, Inc.                BlackRock Distributors, Inc.
   New York, New York 10154                King of Prussia, Pennsylvania 19406

Sub-Adviser                             Co-Administrator
   BlackRock Institutional Management      BlackRock Advisors, Inc.
     Corporation                           New York, New York 10154
   Wilmington, Delaware 19809
                                        Counsel
Custodian                                  Simpson, Thatcher & Bartlett
   PFPCTrust Co.                           New York, New York 10017
   Philadelphia, Pennsylvania 19103        (A partnership which includes
                                           professional corporations)

Co-Administrator and Transfer Agent     Independent Accountants
   PFPC Inc.                               PricewaterhouseCoopers LLP
   Wilmington, Delaware 19809              Philadelphia, Pennsylvania 19103

To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                BLACKROCK FUNDS

                                 FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $25 BILLION IN 36 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(R)

STOCK PORTFOLIOS
----------------
     Large Cap Value Equity                Micro-Cap Equity
     Large Cap Growth Equity               International Equity
     Mid-Cap Value Equity                  International Small Cap Equity
     Mid-Cap Growth Equity                 International Emerging Markets
     Small Cap Value Equity                Select Equity
     Small Cap Growth Equity               Index Equity

STOCK & BOND PORTFOLIOS
-----------------------
     Balanced

BOND PORTFOLIOS
---------------
     Low Duration Bond                     GNMA
     Intermediate Government Bond          Managed Income
     Intermediate Bond                     International Bond
     Core Bond                             High Yield Bond
     Government Income

TAX-FREE BOND PORTFOLIOS
------------------------
     Tax-Free Income                       Ohio Tax-Free Income
     Pennsylvania Tax-Free Income          Delaware Tax-Free Income
     New Jersey Tax-Free Income            Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
-----------------------
     Money Market                          North Carolina Municipal Money Market
     U.S. Treasury Money Market            Ohio Municipal Money Market
     Municipal Money Market                Pennsylvania Municipal Money Market
     New Jersey Municipal Money Market     Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES

24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRA accounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 36 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734).

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[GRAPHIC OMITTED]
BLACKROCK
FUNDS

P.O. Box 8907
Wilmington, DE 19899

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                  SAR 3/31/00 MM